UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22019
                                                    ------------

                First Trust Exchange-Traded AlphaDEX(R) Fund II
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       -----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       -----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: July 31
                                                ---------

                  Date of reporting period: September 30, 2011
                                            -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

      The Portfolios of Investments are attached herewith.


FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (b) - 99.8%

                 AUSTRALIA - 14.6%
          1,312  Amcor Ltd. (c)...............................  $         8,686
          7,446  Atlas Iron Ltd. (c) (d)......................           19,992
          5,934  Boart Longyear Ltd. (c) .....................           14,668
          1,780  Caltex Australia Ltd. (c)....................           18,346
            200  Campbell Brothers Ltd. (c)...................            7,968
         10,062  CFS Retail Property Trust (c)................           16,885
         10,764  Commonwealth Property Office Fund (c) .......            9,262
          1,236  Echo Entertainment Group Ltd. (d)............            4,366
         14,352  Fairfax Media Ltd. (c).......................           11,279
         11,792  GPT Group (c)................................           35,467
          2,784  Iluka Resources Ltd. (c).....................           32,586
          1,484  Mineral Resources Ltd. (c)...................           14,339
         13,954  Mount Gibson Iron Ltd. (c)...................           17,608
          3,718  New Hope Corp Ltd. (c).......................           19,167
          3,794  OneSteel Ltd. (c)............................            4,446
          1,741  OZ Minerals Ltd. (c) ........................           15,510
          4,246  Qantas Airways Ltd. (c) (d)..................            5,692
            970  Ramsay Health Care Ltd. (c)..................           17,708
          4,118  Seven Group Holdings Ltd. (c)................           31,347
          1,236  TABCORP Holdings Ltd. (c)....................            3,046
            298  WorleyParsons Ltd. (c).......................            7,436
                                                                ----------------
                                                                        315,804
                                                                ----------------

                 BERMUDA - 6.9%
          3,102  Guoco Group Ltd. (c).........................           28,412
          7,000  Hongkong Land Holdings Ltd. (c)..............           31,014
            800  Jardine Matheson Holdings Ltd. (c)...........           36,363
          1,500  Jardine Strategic Holdings Ltd. (c)..........           39,268
          3,648  Orient Overseas International Ltd. (c).......           14,574
                                                                ----------------
                                                                        149,631
                                                                ----------------

                 CAYMAN ISLANDS - 6.2%
         48,288  China Resources Cement Holdings Ltd. (c).....           31,670
         77,888  GCL-Poly Energy Holdings Ltd. (c)............           20,274
          6,298  Melco Crown Entertainment Ltd., ADR (d)......           52,336
         62,396  Shui On Land Ltd. (c)........................           15,098
         36,862  Xinyi Glass Holdings Ltd. (c)................           15,338
                                                                ----------------
                                                                        134,716
                                                                ----------------

                 HONG KONG - 18.7%
         15,978  Cathay Pacific Airways Ltd. (c)..............           26,280
         66,040  Champion Real Estate Investment Trust (c)....           25,312
         32,888  Galaxy Entertainment Group Ltd. (c) (d)......           47,534
          2,762  Henderson Land Development Co., Ltd. (c).....           12,418
         20,886  Hongkong & Shanghai Hotels (c) ..............           28,489
         15,944  Hopewell Holdings Ltd. (c)...................           45,747
         12,232  Link REIT (c)................................           38,567
         16,258  New World Development Ltd. (c)...............           15,566
         21,868  SJM Holdings Ltd. (c)........................           38,741

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (b) - (Continued)

                 HONG KONG - (Continued)
          3,266  Swire Pacific Ltd. (c).......................  $        33,766
         27,578  Techtronic Industries Co. (c)................           18,506
          6,940  Wharf Holdings Ltd. (c)......................           34,327
         12,750  Wheelock & Co., Ltd. (c).....................           37,723
                                                                ----------------
                                                                        402,976
                                                                ----------------

                 MAURITIUS - 1.9%
         87,000  Golden Agri-Resources Ltd. (c)...............           40,264
                                                                ----------------

                 NEW ZEALAND - 0.6%
          6,244  Telecom Corp. of New Zealand Ltd. (c)........           12,414
                                                                ----------------

                 SINGAPORE - 8.2%
         26,000  CapitaCommercial Trust (c)...................           19,863
          6,000  Cosco Corp Singapore Ltd. (c)................            4,186
          8,000  Keppel Land Ltd. (c).........................           15,627
         12,000  Neptune Orient Lines Ltd. (c)................            9,894
         20,000  Overseas Union Enterprise Ltd. (c)...........           32,597
          9,000  Singapore Land Ltd. (c)......................           39,908
         16,000  Suntec Real Estate Investment Trust (c)......           13,992
         13,000  UOL Group Ltd. (c)...........................           40,975
                                                                ----------------
                                                                        177,042
                                                                ----------------

                 SOUTH KOREA - 42.7%
            302  Celltrion, Inc. (c)..........................           11,052
            270  Cheil Industries, Inc. (c)...................           18,671
            310  Daewoo Shipbuilding & Marine Engineering Co.,
                    Ltd. (c)..................................            5,795
          1,160  DGB Financial Group, Inc. (d)................           13,701
            840  Dongbu Insurance Co., Ltd. (c)...............           36,122
            530  Dongkuk Steel Mill Co., Ltd. (c).............            9,842
            450  GS Holdings (c)..............................           21,268
            440  Hana Financial Group, Inc. (c) ..............           12,761
            310  Hanjin Shipping Co., Ltd. (c) ...............            2,665
            880  Hankook Tire Co., Ltd. (c)...................           29,542
            726  Hanwha Chem Corp. (c)........................           15,434
            414  Hanwha Corp. (c).............................           11,539
            135  Honam Petrochemical Corp. (c)................           32,316
            670  Hynix Semiconductor, Inc. (c)................           11,792
            120  Hyosung Corp.  (c)...........................            5,513
            398  Hyundai Engineering & Construction Co.,
                    Ltd. (c)..................................           20,081
            101  Hyundai Heavy Industries Co., Ltd. (c).......           23,388
            986  Hyundai Hysco (c)............................           37,830
          1,710  Hyundai Marine & Fire Insurance Co., Ltd. (c)           41,816
            128  Hyundai Mobis (c)............................           36,161
            258  Hyundai Motor Co. (c)........................           44,986
             58  KCC Corp. (c)................................           10,808
            760  Kia Motors Corp. (c).........................           45,203
            390  Korea Electric Power Corp. (c) (d)...........            6,807
            300  Korea Express Co., Ltd. (c) (d)..............           16,590
            570  Korea Gas Corp. (c)..........................           14,769

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (b) - (Continued)

                 SOUTH KOREA - (Continued)
            280  Korea Kumho Petrochemical (c)................  $        42,820
             52  Korea Zinc Co., Ltd. (c).....................           12,654
          1,940  KP Chemical Corp. (c)........................           24,398
            490  KT Corp., ADR ...............................            7,242
            368  KT&G Corp. (c)...............................           22,843
             46  LG Chem Ltd. (c).............................           12,161
            910  LG Display Co., Ltd. (c).....................           14,803
          8,480  LG Uplus Corp. (c)...........................           45,563
             42  NCSoft Corp.  (c)............................           11,835
             21  OCI Co., Ltd. (c)............................            3,576
             21  POSCO (c) ...................................            6,455
            138  S-Oil Corp. (c)..............................           11,877
            756  Samsung Card Co. (c) ........................           26,746
             34  Samsung Electronics Co., Ltd. (c)............           23,679
            200  Samsung Engineering Co., Ltd. (c)............           38,514
            130  Samsung Fire & Marine Insurance Co., Ltd. (c)           23,516
            790  Samsung Heavy Industries Co., Ltd. (c).......           18,036
            190  SK Holdings Co., Ltd. (c)....................           20,987
             99  SK Innovation Co., Ltd. (c)..................           11,553
            508  SK Telecom Co., Ltd., ADR  ..................            7,148
                                                                ----------------
                                                                        922,858
                                                                ----------------
                 TOTAL INVESTMENTS - 99.8% ...................        2,155,705
                 (Cost $2,993,265) (e)

                 NET OTHER ASSETS AND LIABILITIES - 0.2% .....            4,486
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     2,160,191
                                                                ================

--------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(d)   Non-income producing security.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,450 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $849,010.

ADR   American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks:
    Australia.................................  $       315,804  $         4,366  $       311,438  $            --
    Bermuda...................................          149,631               --          149,631               --
    Cayman Islands............................          134,716           52,336           82,380               --
    Hong Kong.................................          402,976               --          402,976               --
    Mauritius.................................           40,264               --           40,264               --
    New Zealand...............................           12,414               --           12,414               --
    Singapore.................................          177,042               --          177,042               --
    South Korea...............................          922,858           28,091          894,767               --
                                                ---------------  ---------------  ---------------  ---------------
TOTAL COMMON STOCKS...........................  $     2,155,705  $        84,793  $     2,070,912  $            --
                                                ===============  ===============  ===============  ===============


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

    Real Estate Management & Development                                   14.9%
    Hotels, Restaurants & Leisure                                           9.6
    Chemicals                                                               7.7
    Real Estate Investment Trusts (REITs)                                   7.4
    Metals & Mining                                                         7.3
    Insurance                                                               4.7
    Industrial Conglomerates                                                4.5
    Automobiles                                                             4.2
    Oil, Gas & Consumable Fuels                                             3.8
    Auto Components                                                         3.7
    Construction & Engineering                                              3.4
    Diversified Telecommunication Services                                  3.0
    Semiconductors & Semiconductor Equipment                                2.6
    Machinery                                                               2.4
    Food Products                                                           1.9
    Airlines                                                                1.5
    Construction Materials                                                  1.5
    Trading Companies & Distributors                                        1.4
    Diversified Financial Services                                          1.3
    Marine                                                                  1.2
    Consumer Finance                                                        1.2
    Commercial Banks                                                        1.2
    Tobacco                                                                 1.1
    Household Durables                                                      0.9
    Health Care Providers & Services                                        0.8
    Road & Rail                                                             0.8
    Electronic Equipment, Instruments & Components                          0.7



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS: (Continued)

    Gas Utilities                                                           0.7
    Commercial Services & Supplies                                          0.7
    Software                                                                0.5
    Media                                                                   0.5
    Pharmaceuticals                                                         0.5
    Building Products                                                       0.5
    Containers & Packaging                                                  0.4
    Professional Services                                                   0.4
    Energy Equipment & Services                                             0.3
    Wireless Telecommunication Services                                     0.3
    Electric Utilities                                                      0.3
    Net Other Assets and Liabilities                                        0.2
                                                                          ------
                                                                          100.0%
                                                                          ======



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (b) - 99.8%

                 AUSTRIA - 1.7%
            826  EVN AG (c)...................................  $        11,870
            455  OMV AG (c)...................................           13,542
            323  Strabag SE (c)...............................            9,785
                                                                ----------------
                                                                         35,197
                                                                ----------------

                 BELGIUM - 3.9%
            398  Belgacom S.A. (c)............................           11,977
            149  D'ieteren S.A. N.V. (c)......................            7,381
            253  Delhaize Group S.A. (c)......................           14,788
            630  Elia System Operator S.A. N.V. (c)...........           25,561
            136  KBC Groep N.V. (c)...........................            3,137
          1,781  Nyrstar (c) (d)..............................           15,494
            109  Telenet Group Holding N.V. (c) (d)...........            3,993
                                                                ----------------
                                                                         82,331
                                                                ----------------

                 BERMUDA - 0.5%
          1,702  Hiscox Ltd. (c)..............................            9,740
                                                                ----------------

                 DENMARK - 2.4%
              3  AP Moller - Maersk A/S (c)...................           17,619
            625  DSV A/S (c)..................................           11,243
            665  H Lundbeck A/S (c)...........................           12,653
             61  Topdanmark A/S (c) (d).......................            9,545
                                                                ----------------
                                                                         51,060
                                                                ----------------

                 FINLAND - 2.8%
          1,246  Neste Oil Oyj (c)............................           10,812
            601  Nokia Oyj (c)................................            3,398
            120  Nokian Renkaat Oyj (c).......................            3,592
            908  Sanoma Oyj (c)...............................           10,673
          1,726  Stora Enso Oyj (c)...........................           10,101
            972  UPM-Kymmene Oyj (c)..........................           10,980
            520  YIT Oyj (c)..................................            7,810
                                                                ----------------
                                                                         57,366
                                                                ----------------

                 FRANCE - 14.9%
            926  Air France-KLM (c) (d).......................            6,767
          4,477  Alcatel-Lucent (c) (d).......................           12,980
            283  Arkema S.A. (c)..............................           16,386
            252  Cie de St-Gobain (c).........................            9,613
            183  Cie Generale des Etablissements Michelin (c).           10,944
            153  Ciments Francais S.A. (c)....................           12,712
             85  Eiffage S.A. (c).............................            2,622
            533  Etablissements Maurel et Prom (c) ...........            8,673
            703  Faurecia (c).................................           14,973
            144  Fonciere Des Regions (c).....................           10,044
            459  France Telecom S.A. (c)......................            7,511
            185  Gecina S.A. (c)..............................           16,169
            207  Icade (c)....................................           16,171
            574  Ingenico (c).................................           21,496

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (b) - (Continued)

                 FRANCE - (Continued)
             82  Lafarge S.A. (c).............................  $         2,818
            107  Nexans S.A. (c)..............................            6,191
            520  Peugeot S.A. (c).............................           11,061
            465  Renault S.A. (c).............................           15,401
          1,018  Rexel S.A. (c)...............................           15,177
             60  Sa des Ciments Vicat (c).....................            3,909
            220  Sanofi (c)...................................           14,469
            180  Schneider Electric S.A. (c)..................            9,632
            253  Total S.A. (c)...............................           11,161
             94  Unibail-Rodamco SE (c).......................           16,771
            353  Valeo S.A. (c)...............................           14,837
            360  Vivendi S.A. (c).............................            7,329
            237  Wendel S.A. (c)..............................           14,851
                                                                ----------------
                                                                        310,668
                                                                ----------------

                 GABON - 0.7%
             40  Total Gabon (c)..............................           15,278
                                                                ----------------

                 GERMANY - 11.9%
            116  Aixtron SE NA (c)............................            1,683
            109  Allianz SE (c)...............................           10,215
            481  Aurubis AG (c)...............................           24,316
            177  BASF SE (c)..................................           10,790
            123  Bayerische Motoren Werke AG (c)..............            8,125
            230  Brenntag AG (c)..............................           19,950
            823  Commerzbank AG (c) (d).......................            2,062
            228  Continental AG (c) (d).......................           13,159
            970  Deutsche Lufthansa AG (c)....................           12,574
          1,141  Deutsche Post AG (c).........................           14,606
            673  E.On AG (c)..................................           14,600
             73  HeidelbergCement AG (c)......................            2,652
            142  Hochtief AG (c)..............................            8,868
             61  Hugo Boss AG (c).............................            4,871
          1,003  Infineon Technologies AG (c).................            7,400
             96  Kabel Deutschland Holding AG (c) (d).........            5,146
            846  Kloeckner & Co. SE (c).......................           10,414
            136  Lanxess AG (c)...............................            6,523
            314  Porsche Automobil Holding SE (c).............           14,955
            525  SGL Carbon SE (c) (d)........................           27,636
            185  Software AG (c)..............................            5,793
            430  TUI AG (c) (d)...............................            2,210
            100  Volkswagen AG (c)............................           12,320
             91  Wacker Chemie AG (c).........................            8,078
                                                                ----------------
                                                                        248,946
                                                                ----------------

                 GREECE - 1.3%
          1,969  Hellenic Petroleum S.A. (c)..................           15,392
          1,479  Public Power Corp. S.A. (c)..................           11,746
                                                                ----------------
                                                                         27,138
                                                                ----------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (b) - (Continued)

                 GUERNSEY - 0.8%
          4,341  Resolution Ltd. (c)..........................  $        16,633
                                                                ----------------

                 IRELAND - 0.8%
         49,846  Governor & Co. of the Bank of Ireland (The)
                    (c) (d)...................................            5,062
          2,026  Smurfit Kappa Group PLC (c) (d)..............           12,103
                                                                ----------------
                                                                         17,165
                                                                ----------------

                 ITALY - 6.7%
         12,693  A2A S.p.A (c)................................           15,789
          1,724  Banco Popolare SC (c)........................            2,850
            338  Danieli & C Officine Meccaniche S.p.A (c)....            6,963
          4,597  Edison S.p.A (c) (d).........................            5,801
          1,631  Enel SpA (c).................................            7,199
            628  ENI S.p.A (c)................................           11,047
          1,703  Fiat S.p.A (c)...............................            9,194
            817  Finmeccanica S.p.A (c).......................            5,652
         11,041  Iren S.p.A (c)...............................           12,884
          1,508  Italcementi S.p.A (c)........................            9,010
          1,618  Mediaset S.p.A (c)...........................            5,095
          2,868  Mediolanum S.p.A (c).........................           10,419
          1,534  Parmalat S.p.A (c)...........................            3,238
            479  Prysmian S.p.A (c)...........................            6,292
          7,932  Saras S.p.A (c) (d)..........................           10,694
            439  Societa Iniziative Autostradali e Servizi
                    S.p.A (c).................................            3,374
         13,372  Telecom Italia S.p.A (c).....................           14,527
                                                                ----------------
                                                                        140,028
                                                                ----------------

                 JERSEY - 0.7%
          5,683  Henderson Group PLC (c)......................            9,032
            176  Shire PLC (c)................................            5,488
                                                                ----------------
                                                                         14,520
                                                                ----------------

                 LUXEMBOURG - 0.8%
            159  Millicom International Cellular S.A. (c).....           15,841
                                                                ----------------

                 NETHERLANDS - 4.9%
            866  Aalberts Industries N.V. (c).................           12,874
          2,746  Aegon N.V. (c) (d)...........................           11,129
            655  ASM International N.V. (c)...................           16,225
            233  ASML Holding N.V. (c)........................            8,056
            318  CNH Global N.V. (d)..........................            8,344
            706  European Aeronautic Defence and Space Co.
                    N.V. (c)..................................           19,843
          1,624  ING Groep N.V. (c) (d).......................           11,454
             96  Koninklijke Boskalis Westminster N.V. (c)....            2,952
            708  SBM Offshore N.V. (c)........................           12,270
                                                                ----------------
                                                                        103,147
                                                                ----------------

                 NORWAY - 4.6%
            334  Aker ASA (c).................................            6,720
            810  Aker Solutions ASA (c).......................            7,759
            352  Fred Olsen Energy ASA (c)....................           10,037

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (b) - (Continued)

                 NORWAY - (Continued)
            742  Kongsberg Gruppen ASA (c)....................  $        12,806
         12,434  Marine Harvest ASA (c).......................            5,419
          1,467  Renewable Energy Corp. ASA (c) (d)...........            1,283
            526  Schibsted ASA (c)............................           11,265
            371  Statoil ASA (c)..............................            7,961
            600  Storebrand ASA (c)...........................            3,020
          1,252  Telenor ASA (c)..............................           19,310
            192  TGS Nopec Geophysical Co. ASA (c)............            3,561
            202  Yara International ASA (c)...................            7,707
                                                                ----------------
                                                                         96,848
                                                                ----------------

                 PORTUGAL - 3.0%
          1,255  Banco Espirito Santo S.A. (c)................            3,323
          3,800  Brisa Auto-Estradas de Portugal S.A. (c).....           13,443
          1,320  EDP - Energias de Portugal S.A. (c)..........            4,065
            240  Galp Energia SGPS S.A. (c)...................            4,382
            320  Jeronimo Martins SGPS S.A. (c)...............            4,997
          5,852  Portucel Empresa Produtora de Pasta e Papel
                    S.A. (c)..................................           13,648
          2,227  Portugal Telecom SGPS S.A. (c)...............           16,360
          4,402  Sonae (c)....................................            3,074
                                                                ----------------
                                                                         63,292
                                                                ----------------

                 SPAIN - 7.1%
            776  Abengoa S.A. (c).............................           16,447
            568  Banco Espanol de Credito S.A. (c)............            3,392
            416  Corp. Financiera Alba (c)....................           17,628
            875  Ebro Foods S.A. (c)..........................           14,945
          1,639  Ferrovial S.A. (c)...........................           18,682
            311  Fomento de Construcciones y Contratas
                    S.A. (c)..................................            7,667
            567  Gas Natural SDG S.A. (c).....................            9,641
            591  Iberdrola S.A. (c)...........................            3,995
          4,092  Mapfre S.A. (c)..............................           12,634
            569  Obrascon Huarte Lain S.A. (c)................           13,971
            750  Repsol YPF S.A. (c)..........................           19,797
            911  Sacyr Vallehermoso S.A. (c)..................            5,047
            204  Telefonica S.A. (c)..........................            3,909
                                                                ----------------
                                                                        147,755
                                                                ----------------

                 SWEDEN - 6.3%
            716  Boliden AB (c)...............................            7,361
            707  Castellum AB (c).............................            8,613
            864  Hufvudstaden AB (c)..........................            8,340
          1,447  Industrivarden AB (c)........................           15,147
          1,060  Investor AB (c)..............................           18,649
          1,104  Kinnevik Investment AB (c)...................           20,423
          1,068  Meda AB (c)..................................            9,743
            718  NCC AB (c)...................................           11,682
            472  Saab AB (c)..................................            8,465
            639  Svenska Cellulosa AB (c).....................            7,779

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (b) - (Continued)

                 SWEDEN - (Continued)
            668  Tele2 AB (c).................................  $        12,096
            595  TeliaSonera AB (c)...........................            3,922
                                                                ----------------
                                                                        132,220
                                                                ----------------

                 SWITZERLAND - 2.5%
             99  Aryzta AG (c)................................            4,298
             44  Bucher Industries AG (c).....................            6,821
             27  Georg Fischer AG (c) (d).....................            9,362
            358  Nestle S.A. (c)..............................           19,708
          2,001  OC Oerlikon Corp. AG (c) (d).................           11,344
                                                                ----------------
                                                                         51,533
                                                                ----------------

                 UNITED KINGDOM - 21.5%
          1,523  Aberdeen Asset Management PLC (c)............            4,078
          5,914  Afren PLC (c) (d)............................            7,419
            538  AMEC PLC (c).................................            6,788
            199  Anglo American PLC (c).......................            6,847
          2,234  ARM Holdings PLC (c).........................           19,103
            223  AstraZeneca PLC (c)..........................            9,896
          2,802  Balfour Beatty PLC (c).......................           11,083
            925  Berkeley Group Holdings PLC (c) (d)..........           17,033
            207  BG Group PLC (c).............................            3,961
          2,906  British Land Co., PLC (c)....................           21,403
          4,192  Capital Shopping Centres Group PLC (c).......           21,254
            987  Centrica PLC (c).............................            4,549
          1,863  Cookson Group PLC (c)........................           12,427
            977  Derwent London PLC (c).......................           21,772
          3,239  Drax Group PLC (c)...........................           24,082
          3,593  Hammerson PLC (c)............................           21,033
            526  Hargreaves Lansdown PLC (c)..................            3,672
            498  Hochschild Mining PLC (c)....................            3,150
          8,315  Home Retail Group PLC (c)....................           14,449
            624  IMI PLC (c)..................................            6,849
          8,303  ITV PLC (c) (d)..............................            7,593
          3,831  J Sainsbury PLC (c)..........................           16,311
          1,175  John Wood Group PLC (c)......................            9,634
          2,612  Kingfisher PLC (c)...........................           10,029
          2,189  Land Securities Group PLC (c)................           21,753
         13,937  Legal & General Group PLC (c)................           20,813
          2,451  Logica PLC (c)...............................            2,976
            954  Marks & Spencer Group PLC (c)................            4,645
          2,142  Mondi PLC (c)................................           15,653
          2,361  Old Mutual PLC (c)...........................            3,831
            146  Rio Tinto PLC (c)............................            6,474
            710  Royal Dutch Shell PLC (c)....................           22,089
            471  Spectris PLC (c).............................            8,524
          4,800  St. James's Place PLC (c)....................           23,017
          9,096  Vodafone Group PLC (c).......................           23,441

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (b) - (Continued)

                 UNITED KINGDOM - (Continued)
          2,327  WM Morrison Supermarkets PLC (c).............  $        10,491
                                                                ----------------
                                                                        448,122
                                                                ----------------
                 TOTAL INVESTMENTS - 99.8% ...................        2,084,828
                 (Cost $2,911,378) (e)

                 NET OTHER ASSETS AND LIABILITIES - 0.2% .....            3,322
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     2,088,150
                                                                ================

--------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

(d)   Non-income producing security.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,359 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $836,909.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


---------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks:
    Austria...................................  $        35,197  $            --  $        35,197  $            --
    Belgium...................................           82,331               --           82,331               --
    Bermuda...................................            9,740               --            9,740               --
    Denmark...................................           51,060               --           51,060               --
    Finland...................................           57,366               --           57,366               --
    France....................................          310,668               --          310,668               --
    Gabon.....................................           15,278               --           15,278               --
    Germany...................................          248,946               --          248,946               --
    Greece....................................           27,138               --           27,138               --
    Guernsey..................................           16,633               --           16,633               --
    Ireland...................................           17,165               --           17,165               --
    Italy.....................................          140,028               --          140,028               --
    Jersey....................................           14,520               --           14,520               --
    Luxembourg................................           15,841               --           15,841               --
    Netherlands...............................          103,147            8,344           94,803               --
    Norway....................................           96,848               --           96,848               --
    Portugal..................................           63,292               --           63,292               --
    Spain.....................................          147,755               --          147,755               --
    Sweden....................................          132,220               --          132,220               --
    Switzerland...............................           51,533               --           51,533               --
    United Kingdom............................          448,122               --          448,122               --
                                                ---------------  ---------------  ---------------  ---------------
TOTAL COMMON STOCKS...........................  $     2,084,828  $         8,344  $     2,076,484  $            --
                                                ===============  ===============  ===============  ===============


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

    Real Estate Investment Trusts (REITs)                                   8.0%
    Oil, Gas & Consumable Fuels                                             7.8
    Insurance                                                               6.3
    Construction & Engineering                                              5.6
    Diversified Telecommunication Services                                  4.8
    Diversified Financial Services                                          4.3
    Electric Utilities                                                      3.8
    Automobiles                                                             3.4
    Metals & Mining                                                         3.0
    Machinery                                                               3.0
    Paper & Forest Products                                                 2.8
    Auto Components                                                         2.7
    Semiconductors & Semiconductor Equipment                                2.6



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS (Continued):

    Pharmaceuticals                                                         2.5%
    Energy Equipment & Services                                             2.4
    Electrical Equipment                                                    2.4
    Chemicals                                                               2.4
    Food Products                                                           2.3
    Aerospace & Defense                                                     2.2
    Food & Staples Retailing                                                2.2
    Trading Companies & Distributors                                        2.2
    Media                                                                   1.9
    Wireless Telecommunication Services                                     1.9
    Multi-Utilities                                                         1.6
    Construction Materials                                                  1.5
    Industrial Conglomerates                                                1.5
    Electronic Equipment, Instruments & Components                          1.4
    Independent Power Producers & Energy Traders                            1.4
    Commercial Banks                                                        0.9
    Airlines                                                                0.9
    Marine                                                                  0.8
    Household Durables                                                      0.8
    Real Estate Management & Development                                    0.8
    Transportation Infrastructure                                           0.8
    Capital Markets                                                         0.8
    Communications Equipment                                                0.8
    Air Freight & Logistics                                                 0.7
    Internet & Catalog Retail                                               0.7
    Containers & Packaging                                                  0.6
    Road & Rail                                                             0.5
    Specialty Retail                                                        0.5
    Gas Utilities                                                           0.5
    Building Products                                                       0.5
    Distributors                                                            0.4
    Software                                                                0.3
    Textiles, Apparel & Luxury Goods                                        0.2
    Multiline Retail                                                        0.2
    IT Services                                                             0.1
    Hotels, Restaurants & Leisure                                           0.1
    Net Other Assets and Liabilities                                        0.2
                                                                          ------
                                                                          100.0%
                                                                          ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (b) - 99.9%

                 BRAZIL - 75.9%
          6,078  Alpargatas S.A. .............................  $        33,748
          8,869  Amil Participacoes S.A. .....................           79,009
          5,080  Banco do Estado do Rio Grande do Sul S.A. ...           43,228
          2,002  BR Malls Participacoes S.A. .................           20,454
          3,146  Braskem S.A. ................................           24,395
          5,520  BRF - Brasil Foods S.A. .....................           94,473
          6,311  CETIP S.A. - Balcao Organizado Ativos
                    Derivativos ..............................           78,877
            507  Cia Brasileira de Distribuicao ..............           15,324
          3,621  Cia de Saneamento Basico do Estado de Sao
                    Paulo ....................................           84,158
          1,308  Cia de Transmissao de Energia Electrica
                    Paulista .................................           33,377
          1,091  Cia Energetica de Minas Gerais ..............           16,090
          3,404  Cia Hering ..................................           56,865
          2,297  Cia Paranaense de Energia ...................           41,414
          1,340  Cosan S.A. Industria e Comercio .............           17,083
          6,597  Cyrela Brazil Realty S.A. Empreendimentos e
                    Participacoes ............................           41,085
          2,368  Duratex S.A. ................................           10,843
          1,715  EDP - Energias do Brasil S.A. ...............           34,660
          5,519  Eletrobras S.A. .............................           47,551
          4,714  Eletropaulo Metropolitana Eletricidade de
                    Sao Paulo S.A. ...........................           71,352
          2,584  Fibria Celulose S.A. ........................           19,652
          1,686  Gerdau S.A. .................................           11,971
         15,472  Klabin S.A. .................................           42,789
          2,414  Light S.A. ..................................           31,763
          1,338  Marisa Lojas S.A. ...........................           15,435
          1,397  Metalurgica Gerdau S.A. .....................           12,452
          3,408  MPX Energia S.A. (c).........................           64,580
          5,213  MRV Engenharia e Participacoes S.A. .........           26,699
          1,100  Obrascon Huarte Lain Brasil S.A. ............           35,336
          3,827  Odontoprev S.A. .............................           56,563
          5,970  Petroleo Brasileiro S.A. ....................           60,645
          4,933  Porto Seguro S.A. ...........................           45,913
          7,503  Rossi Residencial S.A. ......................           35,036
          5,142  Santos Brasil Participacoes S.A. ............           65,634
          9,047  Suzano Papel e Celulose S.A. ................           40,225
          1,081  TAM S.A. ....................................           16,598
          4,337  Telecomunicacoes de Sao Paulo S.A. (c).......          114,869
          1,842  Telemar Norte Leste S.A. ....................           37,913
          2,519  Ultrapar Participacoes S.A. .................           39,522
          6,894  Usinas Siderurgicas de Minas Gerais S.A. ....           38,572
          2,873  Vale S.A. ...................................           59,943
                                                                ----------------
                                                                      1,716,096
                                                                ----------------

                 CHILE - 9.0%
         24,674  E.CL S.A. ...................................           58,477
          5,135  ENTEL Chile S.A. ............................           98,522
        190,364  Sociedad Matriz Banco de Chile ..............           47,125
                                                                ----------------
                                                                        204,124
                                                                ----------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (b) - (Continued)

                 MEXICO - 15.0%
          8,040  Alfa SAB de C.V. ............................  $        82,608
         19,400  Arca Continental SAB de C.V. ................           80,290
         17,835  Fomento Economico Mexicano SAB de C.V. ......          115,735
          1,137  Industrias Penoles SAB de C.V. ..............           41,750
         11,439  OHL Mexico SAB de C.V (c). ..................           18,475
                                                                ----------------
                                                                        338,858
                                                                ----------------
                 TOTAL INVESTMENTS - 99.9% ...................        2,259,078
                 (Cost $3,082,549) (d)

                 NET OTHER ASSETS AND LIABILITIES - 0.1% .....            2,595
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     2,261,673
                                                                ================

--------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,353 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $835,824.

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     2,259,078  $     2,259,078  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for country breakout.


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

    Electric Utilities                                                     14.8%
    Beverages                                                               8.7
    Metals & Mining                                                         7.3
    Diversified Telecommunication Services                                  6.8
    Health Care Providers & Services                                        6.0
    Transportation Infrastructure                                           5.3



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS: (CONTINUED)

    Food Products                                                           4.9
    Household Durables                                                      4.5
    Oil, Gas & Consumable Fuels                                             4.4
    Wireless Telecommunication Services                                     4.4
    Commercial Banks                                                        4.0
    Water Utilities                                                         3.7
    Industrial Conglomerates                                                3.6
    Capital Markets                                                         3.5
    Paper & Forest Products                                                 3.1
    Independent Power Producers & Energy Traders                            2.9
    Specialty Retail                                                        2.5
    Insurance                                                               2.0
    Containers & Packaging                                                  1.9
    Textiles, Apparel & Luxury Goods                                        1.5
    Chemicals                                                               1.1
    Real Estate Management & Development                                    0.9
    Airlines                                                                0.7
    Multiline Retail                                                        0.7
    Food & Staples Retailing                                                0.7
    Net Other Assets and Liabilities                                        0.1
                                                                          ------
                                                                          100.0%
                                                                          ======

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 99.9%

                 AIRLINES - 1.4%
          5,698  TAM S.A. ....................................  $        87,489
                                                                ----------------

                 CHEMICALS - 4.3%
         21,411  Braskem S.A. ................................          166,027
          8,086  Vale Fertilizantes S.A. .....................          104,588
                                                                ----------------
                                                                        270,615
                                                                ----------------

                 COMMERCIAL BANKS - 1.4%
          3,011  Banco Bradesco S.A. .........................           44,374
          5,332  Banco do Estado do Rio Grande do Sul S.A. ...           45,373
                                                                ----------------
                                                                         89,747
                                                                ----------------

                 CONTAINERS & PACKAGING - 2.9%
         65,827  Klabin S.A. .................................          182,050
                                                                ----------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 6.8%
         11,956  Tele Norte Leste Participacoes S.A. .........          113,186
          6,307  Telecomunicacoes de Sao Paulo S.A. (b).......          167,046
          7,356  Telemar Norte Leste S.A. ....................          151,404
                                                                ----------------
                                                                        431,636
                                                                ----------------

                 ELECTRIC UTILITIES - 12.5%
          3,014  Cia Energetica de Minas Gerais ..............           44,451
          9,200  Cia Paranaense de Energia ...................          165,872
          7,616  EDP - Energias do Brasil S.A. ...............          153,920
         14,095  Eletropaulo Metropolitana Eletricidade de
                    Sao Paulo S.A. ...........................          213,346
         16,255  Light S.A. ..................................          213,880
                                                                ----------------
                                                                        791,469
                                                                ----------------

                 FOOD & STAPLES RETAILING - 3.1%
          6,615  Cia Brasileira de Distribuicao ..............          199,936
                                                                ----------------

                 FOOD PRODUCTS - 3.3%
         11,640  Cosan S.A. Industria e Comercio .............          148,391
         18,594  Marfrig Alimentos S.A. ......................           60,620
                                                                ----------------
                                                                        209,011
                                                                ----------------

                 HEALTH CARE PROVIDERS & SERVICES - 4.7%
         15,605  Amil Participacoes S.A. .....................          139,015
         11,013  Odontoprev S.A. .............................          162,772
                                                                ----------------
                                                                        301,787
                                                                ----------------

                 HOUSEHOLD DURABLES - 4.0%
         25,085  Brookfield Incorporacoes S.A. ...............           73,644
          6,419  Cyrela Brazil Realty S.A. Empreendimentos e
                    Participacoes ............................           39,977
          7,365  MRV Engenharia e Participacoes S.A. .........           37,721
         10,859  PDG Realty S.A. Empreendimentos e
                    Participacoes ............................           35,402
         14,961  Rossi Residencial S.A. ......................           69,862
                                                                ----------------
                                                                        256,606
                                                                ----------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (Continued)

                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.9%
          9,795  MPX Energia S.A. (b).........................  $       185,611
                                                                ----------------

                 INSURANCE - 0.7%
          4,870  Sul America S.A. ............................           41,441
                                                                ----------------

                 IT SERVICES - 1.7%
          4,895  Cielo S.A. ..................................          109,082
                                                                ----------------

                 METALS & MINING - 9.3%
          9,641  Bradespar S.A. ..............................          169,669
         11,712  Gerdau S.A. .................................           83,157
          9,545  Metalurgica Gerdau S.A. .....................           85,081
         13,934  Usinas Siderurgicas de Minas Gerais S.A. ....           77,961
          8,553  Vale S.A. ...................................          178,452
                                                                ----------------
                                                                        594,320
                                                                ----------------

                 MULTILINE RETAIL - 2.9%
         12,601  Lojas Americanas S.A. .......................           95,165
          3,208  Lojas Renner S.A. ...........................           86,417
                                                                ----------------
                                                                        181,582
                                                                ----------------

                 OIL, GAS & CONSUMABLE FUELS - 6.6%
         20,120  Petroleo Brasileiro S.A. ....................          204,384
         13,808  Ultrapar Participacoes S.A. .................          216,639
                                                                ----------------
                                                                        421,023
                                                                ----------------

                 PAPER & FOREST PRODUCTS - 4.6%
          7,226  Duratex S.A. ................................           33,089
         13,934  Fibria Celulose S.A. ........................          105,973
         33,817  Suzano Papel e Celulose S.A. ................          150,358
                                                                ----------------
                                                                        289,420
                                                                ----------------

                 REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.6%
         16,042  BR Malls Participacoes S.A. .................          163,897
                                                                ----------------

                 ROAD & RAIL - 2.8%
         13,685  Localiza Rent a Car S.A. ....................          181,229
                                                                ----------------

                 SPECIALTY RETAIL - 3.5%
         13,294  Cia Hering ..................................          222,079
                                                                ----------------

                 TOBACCO - 0.8%
          4,806  Souza Cruz S.A. .............................           48,360
                                                                ----------------

                 TRANSPORTATION INFRASTRUCTURE - 9.6%
          2,055  CCR S.A. ....................................           53,499
         21,133  EcoRodovias Infraestrutura e Logistica S.A. .          155,105
          7,144  Obrascon Huarte Lain Brasil S.A. ............          229,489
         13,563  Santos Brasil Participacoes S.A. ............          173,122
                                                                ----------------
                                                                        611,215
                                                                ----------------

                 WATER UTILITIES - 7.5%
         10,268  Cia de Saneamento Basico do Estado de Sao
                    Paulo.....................................          238,645

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (Continued)

                 WATER UTILITIES - (Continued)
         15,248  Cia de Saneamento de Minas Gerais-Copasa MG    $       241,259
                                                                ----------------
                                                                        479,904
                                                                ----------------
                 TOTAL COMMON STOCKS .........................        6,349,509
                 (Cost $8,870,921)                              ----------------



RIGHTS - 0.0%

                 MULTILINE RETAIL - 0.0%
              2  Lojas Americanas S.A., expiring 10/26/2011
                    (b).......................................               75
                                                                ----------------
                 TOTAL RIGHTS ................................               75
                 (Cost $0)                                      ----------------

                 TOTAL INVESTMENTS - 99.9% ...................        6,349,584
                 (Cost $8,870,921) (c)

                 NET OTHER ASSETS AND LIABILITIES - 0.1% .....            6,338
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     6,355,922
                                                                ================
--------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $75 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,521,412.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     6,349,509  $     6,349,509  $            --  $            --
Rights*.......................................               75               75               --               --
                                                ---------------  ---------------  ---------------  ---------------
TOTAL INVESTMENTS.............................  $     6,349,584  $     6,349,584  $            --  $            --
                                                ===============  ===============  ===============  ===============


COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

    Brazil                                               99.9%
    Net Other Assets and Liabilities                      0.1
                                                        ------
                                                        100.0%
                                                        ======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 99.9%

                 AIRLINES - 5.6%
         52,000  Air China Ltd. (b)...........................  $        36,235
         42,000  China Eastern Airlines Corp. Ltd. (b) (c)....           13,108
        102,000  China Southern Airlines Co., Ltd. (b) (c)....           47,123
                                                                ----------------
                                                                         96,466
                                                                ----------------

                 AUTOMOBILES - 9.5%
        124,000  AviChina Industry & Technology Co., Ltd. (b)            38,267
         64,000  Brilliance China Automotive Holdings Ltd.
                    (b) (c)...................................           49,621
         28,082  Dongfeng Motor Group Co., Ltd. (b)...........           38,070
         33,242  Great Wall Motor Co., Ltd. (b)...............           37,773
                                                                ----------------
                                                                        163,731
                                                                ----------------

                 CHEMICALS - 10.1%
        182,000  China Lumena New Materials Corp. (b).........           28,075
         83,000  Dongyue Group (b)............................           41,155
        120,500  Sateri Holdings Ltd. (b) (c).................           32,812
        203,596  Sinopec Shanghai Petrochemical Co., Ltd. (b)            71,904
                                                                ----------------
                                                                        173,946
                                                                ----------------

                 CONSTRUCTION & ENGINEERING - 0.5%
         39,000  China Railway Group Ltd. (b).................            7,826
                                                                ----------------

                 CONSTRUCTION MATERIALS - 5.4%
         46,436  China National Building Material Co., Ltd.
                    (b).......................................           39,133
         79,000  China Shanshui Cement Group Ltd. (b).........           53,573
                                                                ----------------
                                                                         92,706
                                                                ----------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 2.1%
         18,000  China Unicom Hong Kong Ltd. (b)..............           36,641
                                                                ----------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 5.2%
         15,680  Kingboard Chemical Holdings Ltd. (b).........           42,236
        116,258  Kingboard Laminates Holdings Ltd. (b)........           47,856
                                                                ----------------
                                                                         90,092
                                                                ----------------

                 FOOD PRODUCTS - 5.8%
         66,000  China Foods Ltd. (b).........................           51,885
          5,000  China Mengniu Dairy Co., Ltd. (b)............           15,171
         59,000  Uni-President China Holdings Ltd. (b)........           32,018
                                                                ----------------
                                                                         99,074
                                                                ----------------

                 HOUSEHOLD DURABLES - 3.0%
         74,000  Haier Electronics Group Co., Ltd. (b) (c)....           51,243
                                                                ----------------

                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.7%
         54,762  Datang International Power Generation Co.,
                    Ltd. (b)..................................           13,901
         34,790  Huaneng Power International, Inc. (b)........           14,546
                                                                ----------------
                                                                         28,447
                                                                ----------------

                 INDUSTRIAL CONGLOMERATES - 0.6%
          7,804  Citic Pacific Ltd. (b).......................           10,988
                                                                ----------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (Continued)

                 INSURANCE - 2.7%
         44,000  PICC Property & Casualty Co., Ltd. (b) (c)...   $       46,883
                                                                ----------------

                 INTERNET SOFTWARE & SERVICES - 2.4%
            259  Baidu, Inc., ADR (c).........................           27,690
            680  Tencent Holdings Ltd. (b)....................           14,070
                                                                ----------------
                                                                         41,760
                                                                ----------------

                 MACHINERY - 2.4%
         33,966  Lonking Holdings Ltd. (b)....................           11,047
          6,640  Weichai Power Co., Ltd. (b)..................           30,252
                                                                ----------------
                                                                         41,299
                                                                ----------------

                 MARINE - 5.6%
         70,000  China COSCO Holdings Co., Ltd. (b)...........           28,733
        271,000  China Shipping Container Lines Co., Ltd.
                    (b) (c)...................................           41,284
         40,342  China Shipping Development Co., Ltd. (b).....           25,498
                                                                ----------------
                                                                         95,515
                                                                ----------------

                 METALS & MINING - 1.1%
         48,000  Minmetals Resources Ltd. (b) (c).............           17,945
                                                                ----------------

                 MULTILINE RETAIL - 0.7%
         11,000  Intime Department Store Group Co., Ltd. (b)..           12,504
                                                                ----------------

                 OIL, GAS & CONSUMABLE FUELS - 6.7%
         72,536  China Petroleum & Chemical Corp. (b).........           69,758
         13,272  PetroChina Co., Ltd., Class H (b)............           16,043
         14,000  Yanzhou Coal Mining Co., Ltd. (b)............           29,928
                                                                ----------------
                                                                        115,729
                                                                ----------------

                 REAL ESTATE MANAGEMENT & DEVELOPMENT - 15.9%
         36,302  Agile Property Holdings Ltd. (b).............           23,366
         83,000  Country Garden Holdings Co. (b)..............           23,153
        140,164  Evergrande Real Estate Group Ltd. (b)........           43,189
        292,502  Glorious Property Holdings Ltd. (b) (c)......           39,190
         26,800  Guangzhou R&F Properties Co., Ltd. (b).......           19,722
        379,808  Renhe Commercial Holdings Co., Ltd. (b)......           39,986
         44,338  Shimao Property Holdings Ltd. (b)............           33,079
         82,156  Soho China Ltd. (b)..........................           51,869
                                                                ----------------
                                                                        273,554
                                                                ----------------

                 ROAD & RAIL - 1.5%
         88,072  Guangshen Railway Co., Ltd. (b)..............           26,481
                                                                ----------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
        903,498  Semiconductor Manufacturing International
                    Corp. (b) (c).............................           43,601
                                                                ----------------

                 SPECIALTY RETAIL - 3.0%
         33,500  Zhongsheng Group Holdings Ltd. (b) (c).......           52,266
                                                                ----------------

                 WATER UTILITIES - 2.4%
         67,432  Guangdong Investment Ltd. (b)................           41,737
                                                                ----------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (Continued)

                 WIRELESS TELECOMMUNICATION SERVICES - 3.5%
          6,060  China Mobile Ltd. (b)........................  $        59,276
                                                                ----------------
                 TOTAL INVESTMENTS - 99.9% ...................        1,719,710
                 (Cost $2,781,946) (d)

                 NET OTHER ASSETS AND LIABILITIES - 0.1% .....            2,204
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     1,721,914
                                                                ================

--------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,771 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,075,007.

ADR   American Depositary Receipt

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks:
    Airlines..................................  $        96,466  $            --  $        96,466  $            --
    Automobiles...............................          163,731               --          163,731               --
    Chemicals.................................          173,946               --          173,946               --
    Construction & Engineering................            7,826               --            7,826               --
    Construction Materials....................           92,706               --           92,706               --
    Diversified Telecommunication Services....           36,641               --           36,641               --
    Electronic Equipment, Instruments &                  90,092
      Components..............................                                --           90,092               --
    Food Products.............................           99,074               --           99,074               --
    Household Durables........................           51,243               --           51,243               --
    Independent Power Producers & Energy                 28,447
      Traders.................................                                --           28,447               --
    Industrial Conglomerates..................           10,988               --           10,988               --
    Insurance.................................           46,883               --           46,883               --
    Internet Software & Services..............           41,760           27,690           14,070               --
    Machinery.................................           41,299               --           41,299               --
    Marine....................................           95,515               --           95,515               --
    Metals & Mining...........................           17,945               --           17,945               --
    Multiline Retail..........................           12,504               --           12,504               --
    Oil, Gas & Consumable Fuels...............          115,729               --          115,729               --
    Real Estate Management & Development......          273,554               --          273,554               --
    Road & Rail...............................           26,481               --           26,481               --
    Semiconductors & Semiconductor Equipment..           43,601               --           43,601               --
    Specialty Retail..........................           52,266               --           52,266               --
    Water Utilities...........................           41,737               --           41,737               --
    Wireless Telecommunication Services.......           59,276               --           59,276               --
                                                ---------------  ---------------  ---------------  ---------------
Total Common Stocks...........................  $     1,719,710  $        27,690  $     1,692,020  $            --
                                                ===============  ===============  ===============  ===============


COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS*:
    China                                        38.7%
    Cayman Islands                               38.5
    Hong Kong                                    14.8
    Bermuda                                       7.9
    Net Other Assets and Liabilities              0.1
                                                ------
                                                100.0%
                                                ======

* Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 99.0%

                 AUTO COMPONENTS - 9.0%
          1,500  Aisin Seiki Co., Ltd. (b)....................  $        49,940
          2,500  Bridgestone Corp. (b)........................           56,721
          1,100  Denso Corp. (b)..............................           35,360
          5,000  NGK Spark Plug Co., Ltd. (b).................           67,948
          5,800  Sumitomo Rubber Industries Ltd. (b)..........           74,156
            900  Takata Corp. (b).............................           20,475
          2,500  Toyoda Gosei Co., Ltd. (b)...................           47,597
                                                                ----------------
                                                                        352,197
                                                                ----------------

                 AUTOMOBILES - 5.1%
          2,000  Daihatsu Motor Co., Ltd. (b).................           36,288
          7,000  Fuji Heavy Industries Ltd. (b)...............           41,098
         15,000  Isuzu Motors Ltd. (b)........................           64,438
          6,700  Nissan Motor Co., Ltd. (b)...................           59,278
                                                                ----------------
                                                                        201,102
                                                                ----------------

                 BUILDING PRODUCTS - 0.8%
          1,100  JS Group Corp. (b)...........................           30,792
                                                                ----------------

                 CHEMICALS - 10.8%
         11,000  Daicel Chemical Industries Ltd. (b)..........           62,619
          9,000  Kaneka Corp. (b).............................           50,909
         10,000  Mitsubishi Chemical Holdings Corp. (b).......           67,813
          2,000  Mitsubishi Gas Chemical Co., Inc. (b)........           12,277
         16,000  Mitsui Chemicals, Inc. (b)...................           53,513
          5,000  Nippon Shokubai Co., Ltd. (b)................           61,964
          3,000  Sumitomo Chemical Co., Ltd. (b)..............           11,575
         18,000  Tosoh Corp. (b)..............................           56,400
          5,000  Zeon Corp. (b)...............................           45,954
                                                                ----------------
                                                                        423,024
                                                                ----------------

                 COMMERCIAL BANKS - 1.1%
         14,000  Nishi-Nippon City Bank Ltd. (b)..............           43,021
                                                                ----------------

                 COMMERCIAL SERVICES & SUPPLIES - 1.3%
          2,000  Dai Nippon Printing Co., Ltd. (b)............           20,681
          4,000  Toppan Printing Co., Ltd. (b)................           29,131
                                                                ----------------
                                                                         49,812
                                                                ----------------

                 CONSTRUCTION & ENGINEERING - 1.2%
          2,000  JGC Corp. (b)................................           48,905
                                                                ----------------

                 DIVERSIFIED FINANCIAL SERVICES - 1.0%
            370  Mitsubishi UFJ Lease & Finance Co., Ltd. (b).           14,769
            290  ORIX Corp. (b)...............................           22,760
                                                                ----------------
                                                                         37,529
                                                                ----------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
          1,500  Nippon Telegraph & Telephone Corp. (b).......           71,858
                                                                ----------------

                 ELECTRIC UTILITIES - 4.8%
          2,900  Chubu Electric Power Co., Inc. (b)...........           54,311

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (Continued)

                 ELECTRIC UTILITIES - (Continued)
          2,500  Hokkaido Electric Power Co., Inc. (b)........  $        36,849
            700  Hokuriku Electric Power Co. (b)..............           12,915
          2,800  Kansai Electric Power Co., Inc. (b)..........           48,385
          2,300  Kyushu Electric Power Co., Inc. (b)..........           36,977
                                                                ----------------
                                                                        189,437
                                                                ----------------

                 ELECTRICAL EQUIPMENT - 0.3%
          1,000  Sumitomo Electric Industries Ltd. (b)........           11,744
                                                                ----------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 6.3%
          1,800  FUJIFILM Holdings Corp. (b)..................           41,830
          1,000  Hamamatsu Photonics K.K. (b).................           40,304
         10,000  Hitachi Ltd. (b).............................           49,637
            100  Kyocera Corp. (b)............................            8,361
          6,000  Nippon Electric Glass Co., Ltd. (b)..........           54,518
            800  TDK Corp. (b)................................           27,905
          1,000  Yaskawa Electric Corp. (b)...................            7,539
          1,700  Yokogawa Electric Corp. (b) (c)..............           16,080
                                                                ----------------
                                                                        246,174
                                                                ----------------

                 FOOD & STAPLES RETAILING - 0.8%
          2,300  Aeon Co., Ltd. (b)...........................           31,109
                                                                ----------------

                 FOOD PRODUCTS - 1.3%
          2,000  Ajinomoto Co., Inc. (b)......................           23,624
          2,000  Nippon Meat Packers, Inc. (b)................           25,989
                                                                ----------------
                                                                         49,613
                                                                ----------------

                 GAS UTILITIES - 2.6%
         11,000  Osaka Gas Co., Ltd. (b)......................           45,698
         12,000  Tokyo Gas Co., Ltd. (b)......................           55,734
                                                                ----------------
                                                                        101,432
                                                                ----------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
            400  Sysmex Corp. (b).............................           14,391
                                                                ----------------

                 HOUSEHOLD DURABLES - 1.9%
            400  Rinnai Corp. (b).............................           33,392
          5,000  Sekisui Chemical Co., Ltd. (b)...............           42,034
                                                                ----------------
                                                                         75,426
                                                                ----------------

                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.7%
          1,000  Electric Power Development Co., Ltd. (b).....           29,548
                                                                ----------------

                 INTERNET & CATALOG RETAIL - 2.3%
             27  Rakuten, Inc. (b)............................           31,454
          2,800  Start Today Co., Ltd. (b)....................           60,666
                                                                ----------------
                                                                         92,120
                                                                ----------------

                 INTERNET SOFTWARE & SERVICES - 2.9%
          1,300  Dena Co., Ltd. (b)...........................           54,456

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (Continued)

                 INTERNET SOFTWARE & SERVICES - (Continued)
          1,900  Gree, Inc. (b)...............................  $        57,941
                                                                ----------------
                                                                        112,397
                                                                ----------------

                 LEISURE EQUIPMENT & PRODUCTS - 2.9%
          3,500  Namco Bandai Holdings, Inc. (b)..............           47,401
          1,800  Nikon Corp. (b)..............................           42,457
            800  Universal Entertainment Corp. (b)............           23,925
                                                                ----------------
                                                                        113,783
                                                                ----------------

                 MACHINERY - 6.8%
          2,000  Ebara Corp. (b)..............................            7,913
            100  FANUC Corp. (b)..............................           13,774
         12,000  Hino Motors Ltd. (b).........................           71,393
         11,000  IHI Corp. (b)................................           24,249
          4,800  JTEKT Corp. (b)..............................           57,433
          6,000  NSK Ltd. (b).................................           44,091
         10,000  NTN Corp. (b)................................           46,894
                                                                ----------------
                                                                        265,747
                                                                ----------------

                 MARINE - 3.2%
         20,000  Kawasaki Kisen Kaisha Ltd. (b)...............           41,590
          8,000  Mitsui OSK Lines Ltd. (b)....................           30,821
         19,000  Nippon Yusen K.K. (b)........................           51,533
                                                                ----------------
                                                                        123,944
                                                                ----------------

                 MEDIA - 0.3%
              4  CyberAgent, Inc. (b).........................           10,683
                                                                ----------------

                 METALS & MINING - 4.9%
         11,000  Daido Steel Co., Ltd. (b)....................           65,784
          4,000  Hitachi Metals Ltd. (b)......................           46,058
            500  JFE Holdings, Inc. (b).......................           10,092
         12,000  Kobe Steel Ltd. (b)..........................           20,030
          4,000  Nippon Steel Corp. (b).......................           11,472
          3,000  Sumitomo Metal Mining Co., Ltd. (b)..........           39,718
                                                                ----------------
                                                                        193,154
                                                                ----------------

                 MULTILINE RETAIL - 0.4%
          2,000  Takashimaya Co., Ltd. (b)....................           14,584
                                                                ----------------

                 OFFICE ELECTRONICS - 0.3%
          1,500  Konica Minolta Holdings, Inc. (b)............           10,284
                                                                ----------------

                 OIL, GAS & CONSUMABLE FUELS - 6.7%
         25,000  Cosmo Oil Co., Ltd. (b)......................           61,873
            700  Idemitsu Kosan Co., Ltd. (b).................           62,703
            600  Japan Petroleum Exploration Co. (b)..........           21,809
         10,500  JX Holdings, Inc. (b)........................           58,929
          5,000  TonenGeneral Sekiyu K.K. (b).................           57,449
                                                                ----------------
                                                                        262,763
                                                                ----------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (Continued)

                 PAPER & FOREST PRODUCTS - 0.8%
          6,000  Oji Paper Co., Ltd. (b)......................   $       32,907
                                                                ----------------

                 PHARMACEUTICALS - 1.1%
          4,000  Kyowa Hakko Kirin Co., Ltd. (b)..............           44,596
                                                                ----------------

                 REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
              9  Japan Retail Fund Investment Corp. (b).......           14,469
                                                                ----------------

                 REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.9%
            800  Daito Trust Construction Co., Ltd (b)........           73,339
                                                                ----------------

                 ROAD & RAIL - 1.1%
              5  Central Japan Railway Co. (b)................           43,631
                                                                ----------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
          2,000  Dainippon Screen Manufacturing Co., Ltd. (b)            12,226
                                                                ----------------

                 SPECIALTY RETAIL - 3.3%
          1,600  K's Holdings Corp. (b).......................           62,780
            400  Sanrio Co., Ltd. (b).........................           18,741
            690  Yamada Denki Co., Ltd. (b)...................           47,986
                                                                ----------------
                                                                        129,507
                                                                ----------------

                 TEXTILES, APPAREL & LUXURY GOODS - 0.7%
          1,900  Asics Corp. (b)..............................           25,942
                                                                ----------------

                 TRADING COMPANIES & DISTRIBUTORS - 3.9%
          1,100  Mitsubishi Corp. (b).........................           22,394
          2,500  Mitsui & Co Ltd. (b).........................           36,211
         15,100  Sojitz Corp. (b).............................           27,584
          4,200  Sumitomo Corp. (b)...........................           51,966
            800  Toyota Tsusho Corp. (b)......................           13,686
                                                                ----------------
                                                                        151,841
                                                                ----------------

                 TRANSPORTATION INFRASTRUCTURE - 0.7%
          3,000  Kamigumi Co., Ltd. (b).......................           26,776
                                                                ----------------

                 WIRELESS TELECOMMUNICATION SERVICES - 2.9%
             10  KDDI Corp. (b)...............................           68,839
             24  NTT DoCoMo, Inc. (b).........................           43,726
                                                                ----------------
                                                                        112,565
                                                                ----------------
                 TOTAL INVESTMENTS - 99.0% ...................        3,874,372
                 (Cost $4,160,919) (d)

                 NET OTHER ASSETS AND LIABILITIES - 1.0% .....           37,259
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     3,911,631
                                                                ================
--------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $255,286 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $541,833.

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     3,874,372  $           --   $     3,874,372  $            --
                                                ===============  ===============  ===============  ===============


COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

    Japan                                       100.0%
                                                ======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 100.0%

                 AIR FREIGHT & LOGISTICS - 0.8%
             64  Hyundai Glovis Co., Ltd. (b).................  $         9,426
                                                                ----------------

                 AIRLINES - 0.5%
            159  Korean Air Lines Co., Ltd. (b)...............            5,865
                                                                ----------------

                 AUTO COMPONENTS - 7.9%
            860  Halla Climate Control Corp. (b)..............           17,461
            244  Hankook Tire Co., Ltd. (b)...................            8,191
             83  Hyundai Mobis (b)............................           23,448
            249  Mando Corp. (b)..............................           39,928
                                                                ----------------
                                                                         89,028
                                                                ----------------

                 AUTOMOBILES - 6.1%
            186  Hyundai Motor Co. (b)........................           32,432
            609  Kia Motors Corp. (b).........................           36,222
                                                                ----------------
                                                                         68,654
                                                                ----------------

                 BUILDING PRODUCTS - 1.6%
             99  KCC Corp. (b)................................           18,448
                                                                ----------------

                 CHEMICALS - 11.7%
          1,093  Hanwha Chem Corp. (b)........................           23,236
             84  Honam Petrochemical Corp. (b)................           20,108
            240  Hyosung Corp. (b)............................           11,025
            535  Kolon Industries, Inc. (b)...................           28,138
            141  Korea Kumho Petrochemical (b)................           21,563
            818  SKC Co., Ltd. (b)............................           26,869
                                                                ----------------
                                                                        130,939
                                                                ----------------

                 COMMERCIAL BANKS - 1.2%
          2,292  Korea Exchange Bank (b)......................           13,399
                                                                ----------------

                 CONSTRUCTION & ENGINEERING - 2.2%
            130  Samsung Engineering Co., Ltd. (b)............           25,034
                                                                ----------------

                 CONSUMER FINANCE - 2.4%
            765  Samsung Card Co. (b).........................           27,064
                                                                ----------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 7.4%
          2,130  KT Corp., ADR ...............................           31,481
          9,506  LG Uplus Corp. (b)...........................           51,076
                                                                ----------------
                                                                         82,557
                                                                ----------------

                 ELECTRIC UTILITIES - 1.2%
            776  Korea Electric Power Corp. (b) (c)...........           13,544
                                                                ----------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.4%
          1,860  LG Display Co., Ltd. (b).....................           30,257
            119  Samsung Electro-Mechanics Co., Ltd. (b)......            7,270
                                                                ----------------
                                                                         37,527
                                                                ----------------

                 FOOD PRODUCTS - 5.1%
            234  CJ CheilJedang Corp. (b).....................           57,620
                                                                ----------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (Continued)

                 GAS UTILITIES - 2.1%
            894  Korea Gas Corp. (b)..........................   $       23,163
                                                                ----------------

                 HOUSEHOLD DURABLES - 2.0%
            399  LG Electronics, Inc. (b).....................           22,724
                                                                ----------------

                 INDUSTRIAL CONGLOMERATES - 3.2%
             88  Doosan Corp. (b).............................            9,906
            238  SK Holdings Co., Ltd. (b)....................           26,289
                                                                ----------------
                                                                         36,195
                                                                ----------------

                 INSURANCE - 0.8%
            198  Dongbu Insurance Co., Ltd. (b)...............            8,514
                                                                ----------------

                 IT SERVICES - 3.7%
            339  SK C&C Co., Ltd. (b).........................           40,991
                                                                ----------------

                 MACHINERY - 4.6%
            490  Daewoo Shipbuilding & Marine Engineering Co.,
                    Ltd. (b)..................................            9,159
             50  Hyundai Heavy Industries Co., Ltd. (b).......           11,579
            195  Hyundai Mipo Dockyard (b)....................           16,744
          1,050  STX Offshore & Shipbuilding Co., Ltd. (b)....           14,024
                                                                ----------------
                                                                         51,506
                                                                ----------------

                 METALS & MINING - 8.6%
          1,070  Dongkuk Steel Mill Co., Ltd. (b).............           19,870
          1,073  Hyundai Hysco (b)............................           41,168
             85  Hyundai Steel Co. (b)........................            6,172
             95  POSCO (b)....................................           29,200
                                                                ----------------
                                                                         96,410
                                                                ----------------

                 MULTILINE RETAIL - 5.6%
            127  Hyundai Department Store Co., Ltd. (b).......           17,723
             22  Lotte Shopping Co, Ltd. (b)..................            7,401
            162  Shinsegae Co., Ltd. (b)......................           37,326
                                                                ----------------
                                                                         62,450
                                                                ----------------

                 OIL, GAS & CONSUMABLE FUELS - 1.8%
            282  GS Holdings (b)..............................           13,328
             80  S-Oil Corp. (b)..............................            6,885
                                                                ----------------
                                                                         20,213
                                                                ----------------

                 PHARMACEUTICALS - 1.6%
            498  Celltrion, Inc. (b)..........................           18,225
                                                                ----------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.9%
          1,762  Hynix Semiconductor, Inc. (b)................           31,012
             67  Samsung Electronics Co., Ltd. (b)............           46,662
                                                                ----------------
                                                                         77,674
                                                                ----------------

                 TOBACCO - 2.8%
            498  KT&G Corp. (b)...............................           30,913
                                                                ----------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (Continued)

                 TRADING COMPANIES & DISTRIBUTORS - 2.0%
            290  Daewoo International Corp. (b)...............  $         7,114
            269  Samsung C&T Corp. (b)........................           15,618
                                                                ----------------
                                                                         22,732
                                                                ----------------

                 WIRELESS TELECOMMUNICATION SERVICES - 2.8%
          2,215  SK Telecom Co., Ltd., ADR ...................           31,165
                                                                ----------------
                 TOTAL INVESTMENTS - 100.0% ..................        1,121,980
                 (Cost $1,534,065) (d)

                 NET OTHER ASSETS AND LIABILITIES - 0.0% .....             (233)
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     1,121,747
                                                                ================

--------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $29,292 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $441,377.

ADR   American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks:
    Air Freight & Logistics...................  $         9,426  $            --  $         9,426  $            --
    Airlines..................................            5,865               --            5,865               --
    Auto Components...........................           89,028               --           89,028               --
    Automobiles...............................           68,654               --           68,654               --
    Building Products.........................           18,448               --           18,448               --
    Chemicals.................................          130,939               --          130,939               --
    Commercial Banks..........................           13,399               --           13,399               --
    Construction & Engineering................           25,034               --           25,034               --
    Consumer Finance..........................           27,064               --           27,064               --
    Diversified Telecommunication Services....           82,557           31,481           51,076               --
    Electric Utilities........................           13,544               --           13,544               --
    Electronic Equipment, Instruments &                  37,527
      Components..............................                                --           37,527               --
    Food Products.............................           57,620               --           57,620               --
    Gas Utilities.............................           23,163               --           23,163               --
    Household Durables........................           22,724               --           22,724               --
    Industrial Conglomerates..................           36,195               --           36,195               --
    Insurance.................................            8,514               --            8,514               --
    IT Services...............................           40,991               --           40,991               --
    Machinery.................................           51,506               --           51,506               --
    Metals & Mining...........................           96,410               --           96,410               --
    Multiline Retail..........................           62,450               --           62,450               --
    Oil, Gas & Consumable Fuels...............           20,213               --           20,213               --
    Pharmaceuticals...........................           18,225               --           18,225               --
    Semiconductors & Semiconductor Equipment..           77,674               --           77,674               --
    Tobacco...................................           30,913               --           30,913               --
    Trading Companies & Distributors..........           22,732               --           22,732               --
    Wireless Telecommunication Services.......           31,165           31,165               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total Common Stocks...........................  $     1,121,980  $        62,646  $     1,059,334  $            --
                                                ===============  ===============  ===============  ===============


COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS*:

     South Korea                              100.0%
                                              ======

* Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (b) - 99.6%

                 AUSTRALIA - 3.7%
         14,583  Atlas Iron Ltd. (c) (d)......................  $        39,155
          5,811  Boart Longyear Ltd. (d)......................           14,364
          3,487  Caltex Australia Ltd. (d)....................           35,939
         14,781  CFS Retail Property Trust REIT (d)...........           24,804
         21,083  Fairfax Media Ltd. (d).......................           16,569
         17,323  GPT Group REIT (d)...........................           52,103
          4,090  Iluka Resources Ltd. (d).....................           47,872
         20,500  Mount Gibson Iron Ltd. (d)...................           25,868
          5,573  OneSteel Ltd. (d)............................            6,531
          1,705  OZ Minerals Ltd. (d).........................           15,189
          6,238  Qantas Airways Ltd. (c) (d)..................            8,362
          7,563  Seven Group Holdings Ltd. (d)................           57,571
                                                                ----------------
                                                                        344,327
                                                                ----------------

                 AUSTRIA - 0.5%
          1,504  EVN AG (d)...................................           21,613
            932  OMV AG (d)...................................           27,739
                                                                ----------------
                                                                         49,352
                                                                ----------------

                 BELGIUM - 1.5%
            205  D'ieteren S.A. N.V. (d)......................           10,155
            517  Delhaize Group S.A. (d)......................           30,220
          1,721  Elia System Operator S.A. N.V. (d)...........           69,826
          3,894  Nyrstar (c) (d)..............................           33,875
                                                                ----------------
                                                                        144,076
                                                                ----------------

                 BERMUDA - 2.8%
          5,499  Guoco Group Ltd. (d).........................           50,367
          9,926  Hongkong Land Holdings Ltd. (d)..............           43,978
          1,418  Jardine Matheson Holdings Ltd. (d)...........           64,453
          2,530  Jardine Strategic Holdings Ltd. (d)..........           66,232
          5,429  Kerry Properties Ltd. (d)....................           17,328
          5,172  Orient Overseas International Ltd. (d).......           20,663
                                                                ----------------
                                                                        263,021
                                                                ----------------

                 CANADA - 7.7%
            812  Athabasca Oil Sands Corp. (c)................            8,306
            241  Baytex Energy Corp. .........................           10,074
          5,732  BlackPearl Resources, Inc. (c)...............           20,400
          3,196  Brookfield Office Properties, Inc. ..........           44,187
          4,621  Canfor Corp. (c).............................           46,120
            357  Cenovus Energy, Inc. ........................           10,992
          2,019  CGI Group, Inc. (c)..........................           37,970
            767  Empire Co., Ltd. ............................           42,081
          1,498  Ensign Energy Services, Inc. ................           19,653
            523  Genworth MI Canada, Inc. ....................           10,095
            552  Imperial Oil Ltd. ...........................           19,825
            982  Industrial Alliance Insurance & Financial
                    Services, Inc. ...........................           29,009
         15,815  Katanga Mining Ltd. (c)......................           16,750
            696  Keyera Corp. ................................           30,150

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (b) - (Continued)

                 CANADA - (Continued)
            685  Labrador Iron Ore Royalty Corp. .............  $        21,608
          3,597  New Gold, Inc. (c)...........................           37,135
            566  Nexen, Inc. .................................            8,803
          2,003  Petrobank Energy & Resources Ltd. (c)........           12,136
          4,164  Precision Drilling Corp. (c).................           34,685
            900  Silver Standard Resources, Inc. (c)..........           16,548
            325  Silver Wheaton Corp. ........................            9,594
          1,939  Silvercorp Metals, Inc. .....................           15,337
            539  Sino-Forest Corp. (c)........................              696
            944  Suncor Energy, Inc. .........................           24,103
          1,035  SXC Health Solutions Corp. (c)...............           57,732
          1,875  Trican Well Service Ltd. ....................           26,585
            671  Trilogy Energy Corp. ........................           17,286
          5,816  Viterra, Inc. ...............................           57,214
            905  West Fraser Timber Co., Ltd. ................           34,411
          7,448  Yellow Media, Inc. ..........................            1,101
                                                                ----------------
                                                                        720,586
                                                                ----------------

                 CAYMAN ISLANDS - 2.6%
         70,499  China Resources Cement Holdings Ltd. (d).....           46,238
        113,961  GCL-Poly Energy Holdings Ltd. (d)............           29,663
          9,252  Melco Crown Entertainment Ltd., ADR (c)......           76,884
        149,144  New World China Land Ltd. (d)................           36,182
        121,991  Shui On Land Ltd. (d)........................           29,518
         54,291  Xinyi Glass Holdings Ltd. (d)................           22,590
                                                                ----------------
                                                                        241,075
                                                                ----------------

                 DENMARK - 0.5%
              6  AP Moller - Maersk A/S (d)...................           35,238
            569  DSV A/S (d)..................................           10,236
                                                                ----------------
                                                                         45,474
                                                                ----------------

                 FINLAND - 0.9%
          3,405  Neste Oil Oyj (d)............................           29,547
            621  Sanoma Oyj (d)...............................            7,300
          3,537  Stora Enso Oyj (d)...........................           20,700
          1,993  UPM-Kymmene Oyj (d)..........................           22,513
            474  YIT Oyj (d)..................................            7,119
                                                                ----------------
                                                                         87,179
                                                                ----------------

                 FRANCE - 5.9%
          1,687  Air France-KLM (c) (d).......................           12,329
         12,231  Alcatel-Lucent (c) (d).......................           35,460
            773  Arkema S.A. (d)..............................           44,759
            229  Cie de St-Gobain (d).........................            8,736
            333  Cie Generale des Etablissements Michelin (d).           19,914
            278  Ciments Francais S.A. (d)....................           23,098
            729  Etablissements Maurel et Prom (d)............           11,862
          1,920  Faurecia (d).................................           40,892
            407  Gecina S.A. (d)..............................           35,571

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (b) - (Continued)

                 FRANCE - (Continued)
            569  Icade (d)....................................  $        44,451
          1,255  Ingenico (d).................................           47,000
          1,066  Peugeot S.A. (d).............................           22,675
          1,270  Renault S.A. (d).............................           42,062
          2,225  Rexel S.A. (d)...............................           33,172
            200  Sanofi (d)...................................           13,154
            164  Schneider Electric S.A. (d)..................            8,776
            231  Total S.A. (d)...............................           10,190
            194  Unibail-Rodamco SE (d).......................           34,613
            482  Valeo S.A. (d)...............................           20,259
            646  Wendel S.A. (d)..............................           40,480
                                                                ----------------
                                                                        549,453
                                                                ----------------

                 GABON - 0.2%
             55  Total Gabon (d)..............................           21,007
                                                                ----------------

                 GERMANY - 4.2%
            200  Allianz SE (d)...............................           18,744
          1,052  Aurubis AG (d)...............................           53,183
            325  BASF SE (d)..................................           19,812
            379  Brenntag AG (d)..............................           32,874
            311  Continental AG (c) (d).......................           17,949
          2,651  Deutsche Lufthansa AG (d)....................           34,364
          2,337  Deutsche Post AG (d).........................           29,917
          1,380  E.On AG (d)..................................           29,937
            131  Hochtief AG (d)..............................            8,181
          2,312  Kloeckner & Co. SE (d).......................           28,461
            858  Porsche Automobil Holding SE (d).............           40,863
            861  SGL Carbon SE (c) (d)........................           45,323
            183  Volkswagen AG (d)............................           22,545
            125  Wacker Chemie AG (d).........................           11,096
                                                                ----------------
                                                                        393,249
                                                                ----------------

                 GREECE - 0.6%
          4,034  Hellenic Petroleum S.A. (d)..................           31,534
          3,233  Public Power Corp. S.A. (d)..................           25,677
                                                                ----------------
                                                                         57,211
                                                                ----------------

                 GUERNSEY - 0.4%
          8,895  Resolution Ltd. (d)..........................           34,081
                                                                ----------------

                 HONG KONG - 7.9%
         29,334  Cathay Pacific Airways Ltd. (d)..............           48,247
        121,575  Champion REIT (d)............................           46,598
         36,625  Fosun International Ltd. (d).................           18,442
         48,655  Galaxy Entertainment Group Ltd. (c) (d)......           70,323
          7,837  Henderson Land Development Co., Ltd. (d).....           35,234
         38,274  Hongkong & Shanghai Hotels (d)...............           52,208
         23,620  Hopewell Holdings Ltd. (d)...................           67,771
          9,903  Hysan Development Co., Ltd. (d)..............           29,624

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (b) - (Continued)

                 HONG KONG - (Continued)
         17,853  Link REIT (d)................................  $        56,290
         31,749  New World Development Ltd. (d)...............           30,397
         22,932  Sino Land Co., Ltd. (d)......................           30,458
         32,021  SJM Holdings Ltd. (d)........................           56,728
          1,714  Sun Hung Kai Properties Ltd. (d).............           19,663
          4,636  Swire Pacific Ltd. (d).......................           47,930
         30,577  Techtronic Industries Co. (d)................           20,518
          9,843  Wharf Holdings Ltd. (d)......................           48,686
         19,084  Wheelock & Co., Ltd. (d).....................           56,464
                                                                ----------------
                                                                        735,581
                                                                ----------------

                 IRELAND - 0.4%
         45,396  Governor & Co. of the Bank of Ireland (The)
                    (c) (d)...................................            4,610
          5,536  Smurfit Kappa Group PLC (c) (d)..............           33,071
                                                                ----------------
                                                                         37,681
                                                                ----------------

                 ITALY - 1.6%
         26,010  A2A S.p.A (d)................................           32,354
            572  ENI S.p.A (d)................................           10,062
         22,625  Iren S.p.A (d)...............................           26,402
          5,224  Mediolanum S.p.A (d).........................           18,978
         16,254  Saras S.p.A (c) (d)..........................           21,913
         36,533  Telecom Italia S.p.A (d).....................           39,689
                                                                ----------------
                                                                        149,398
                                                                ----------------

                 JAPAN - 23.2%
          2,400  Aeon Co., Ltd. (d)...........................           32,462
            400  Aisin Seiki Co., Ltd. (d)....................           13,317
         12,000  Aozora Bank Ltd. (d).........................           27,627
          2,000  Asahi Kasei Corp. (d)........................           11,986
          1,300  Chubu Electric Power Co., Inc. (d)...........           24,346
          9,000  Cosmo Oil Co., Ltd. (d)......................           22,274
             16  CyberAgent, Inc. (d).........................           42,730
          7,000  Daicel Chemical Industries Ltd. (d)..........           39,849
          2,000  Daido Steel Co., Ltd. (d)....................           11,961
          7,000  Dainippon Screen Manufacturing Co., Ltd. (d).           42,790
          4,400  Elpida Memory, Inc. (c) (d)..................           27,519
          7,000  Fuji Heavy Industries Ltd. (d)...............           41,098
          9,000  Hino Motors Ltd. (d).........................           53,544
          1,400  Hitachi Chemical Co., Ltd. (d)...............           23,112
            600  Idemitsu Kosan Co., Ltd. (d).................           53,745
            600  Japan Petroleum Exploration Co. (d)..........           21,809
          1,000  JFE Holdings, Inc. (d).......................           20,185
          2,200  JS Group Corp. (d)...........................           61,585
          2,200  JTEKT Corp. (d)..............................           26,324
          2,000  Kaneka Corp. (d).............................           11,313
         13,000  Kawasaki Heavy Industries Ltd. (d)...........           33,149
          4,000  Kawasaki Kisen Kaisha Ltd. (d)...............            8,318
              9  KDDI Corp. (d)...............................           61,955

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (b) - (Continued)

                 JAPAN - (Continued)
         11,000  Kobe Steel Ltd. (d)..........................  $        18,360
          1,700  Komatsu Ltd. (d).............................           36,650
          2,200  Kuraray Co., Ltd. (d)........................           30,002
          2,000  Lintec Corp. (d).............................           39,684
            300  Makita Corp. (d).............................           10,677
            300  Meiji Holdings Co., Ltd. (d).................           14,235
          4,000  Mitsubishi Electric Corp. (d)................           35,429
          8,000  Mitsubishi Materials Corp. (d)...............           19,479
          8,000  Mitsui Chemicals, Inc. (d)...................           26,757
          2,000  Mitsui OSK Lines Ltd. (d)....................            7,705
          2,800  Nabtesco Corp. (d)...........................           52,918
          4,000  NGK Spark Plug Co., Ltd. (d).................           54,358
          1,000  NHK Spring Co., Ltd. (d).....................            8,835
          4,000  Nippon Electric Glass Co., Ltd. (d)..........           36,346
          1,000  Nippon Meat Packers, Inc. (d)................           12,995
          1,300  Nippon Paper Group, Inc. (d).................           34,609
          4,000  Nippon Shokubai Co., Ltd. (d)................           49,571
          9,000  Nippon Steel Corp. (d).......................           25,811
            900  Nippon Telegraph & Telephone Corp. (d).......           43,115
         11,000  Nippon Yusen K.K. (d)........................           29,835
          5,000  Nishi-Nippon City Bank Ltd. (d)..............           15,365
            800  Nitto Denko Corp. (d)........................           31,483
             32  NTT DoCoMo, Inc. (d).........................           58,302
          3,000  Oji Paper Co., Ltd. (d)......................           16,453
          1,400  Sanrio Co., Ltd. (d).........................           65,592
          2,400  Sega Sammy Holdings, Inc. (d)................           55,990
          2,000  Sekisui Chemical Co., Ltd. (d)...............           16,814
          6,700  Showa Shell Sekiyu K.K. (d)..................           47,723
            400  Softbank Corp. (d)...........................           11,703
          2,500  Stanley Electric Co., Ltd. (d)...............           37,775
          2,000  Sumitomo Corp. (d)...........................           24,746
          3,000  Sumitomo Electric Industries Ltd. (d)........           35,231
          1,000  Sumitomo Metal Mining Co., Ltd. (d)..........           13,239
          3,000  Teijin Ltd. (d)..............................           10,784
          1,700  Tohoku Electric Power Co., Inc. (d)..........           23,551
          5,000  Tokyo Electric Power (The) Co., Inc. (d).....           15,115
          6,000  TonenGeneral Sekiyu K.K. (d).................           68,938
          2,000  Toppan Printing Co., Ltd. (d)................           14,566
         19,000  Tosoh Corp. (d)..............................           59,533
          1,000  Toyo Suisan Kaisha Ltd. (d)..................           27,423
          2,000  Toyoda Gosei Co., Ltd. (d)...................           38,078
          9,000  Ube Industries Ltd./Japan (d)................           29,907
            830  Yamada Denki Co., Ltd. (d)...................           57,722
          5,000  Yaskawa Electric Corp. (d)...................           37,693
          6,000  Zeon Corp. (d)...............................           55,144
                                                                ----------------
                                                                      2,169,239
                                                                ----------------

                 JERSEY - 0.2%
         10,352  Henderson Group PLC (d)......................           16,452
                                                                ----------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (b) - (Continued)

                 LUXEMBOURG - 0.2%
            146  Millicom International Cellular S.A. (d).....   $       14,546
                                                                ----------------

                 MAURITIUS - 0.6%
        128,208  Golden Agri-Resources Ltd. (d)...............           59,335
                                                                ----------------

                 NETHERLANDS - 1.8%
          1,775  Aalberts Industries N.V. (d).................           26,387
          7,502  Aegon N.V. (c) (d)...........................           30,405
          1,431  ASM International N.V. (d)...................           35,447
            579  CNH Global N.V. (c)..........................           15,193
            965  European Aeronautic Defence and Space Co.
                    N.V. (d)..................................           27,122
          2,219  ING Groep N.V. (c) (d).......................           15,651
            968  SBM Offshore N.V. (d)........................           16,775
                                                                ----------------
                                                                        166,980
                                                                ----------------

                 NORWAY - 1.0%
            737  Aker Solutions ASA (d).......................            7,060
            320  Fred Olsen Energy ASA (d)....................            9,124
          1,520  Kongsberg Gruppen ASA (d)....................           26,234
         11,323  Marine Harvest ASA (d).......................            4,935
            959  Schibsted ASA (d)............................           20,538
          1,710  Telenor ASA (d)..............................           26,374
                                                                ----------------
                                                                         94,265
                                                                ----------------

                 PORTUGAL - 1.2%
         10,381  Brisa Auto-Estradas de Portugal S.A. (d).....           36,724
         11,992  Portucel Empresa Produtora de Pasta e Papel
                    S.A. (d)..................................           27,968
          6,084  Portugal Telecom SGPS S.A. (d)...............           44,694
                                                                ----------------
                                                                        109,386
                                                                ----------------

                 SINGAPORE - 3.2%
         50,938  CapitaCommercial Trust REIT (d)..............           38,914
         11,630  Keppel Land Ltd. (d).........................           22,718
         36,286  Neptune Orient Lines Ltd. (d)................           29,919
         28,104  Overseas Union Enterprise Ltd. (d)...........           45,806
          1,506  Singapore Airlines Ltd. (d)..................           13,040
         12,970  Singapore Land Ltd. (d)......................           57,511
         34,498  Suntec REIT (d)..............................           30,168
         18,294  UOL Group Ltd. (d)...........................           57,661
                                                                ----------------
                                                                        295,737
                                                                ----------------

                 SOUTH KOREA - 12.2%
          1,543  Dongbu Insurance Co., Ltd. (d)...............           66,353
            392  Dongkuk Steel Mill Co., Ltd. (d).............            7,279
            661  GS Holdings (d)..............................           31,241
            328  Hana Financial Group, Inc. (d)...............            9,513
            428  Hankook Tire Co., Ltd. (d)...................           14,368
          1,064  Hanwha Chem Corp. (d)........................           22,619
            609  Hanwha Corp. (d).............................           16,974
            159  Honam Petrochemical Corp. (d)................           38,061
            149  Hyundai Heavy Industries Co., Ltd. (d).......           34,504

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (b) - (Continued)

                 SOUTH KOREA - (Continued)
          1,936  Hyundai Hysco (d)............................   $       74,279
          2,516  Hyundai Marine & Fire Insurance Co., Ltd. (d)           61,526
            188  Hyundai Mobis (d)............................           53,111
            380  Hyundai Motor Co. (d)........................           66,259
            170  KCC Corp. (d)................................           31,678
          1,118  Kia Motors Corp. (d).........................           66,497
            441  Korea Express Co., Ltd. (c) (d)..............           24,387
            840  Korea Gas Corp. (d)..........................           21,764
            413  Korea Kumho Petrochemical (d)................           63,160
          2,854  KP Chemical Corp. (d)........................           35,892
            270  KT&G Corp. (d)...............................           16,760
             34  LG Chem Ltd. (d).............................            8,989
          1,792  LG Display Co., Ltd. (d).....................           29,151
         12,460  LG Uplus Corp. (d)...........................           66,948
             31  POSCO (d)....................................            9,528
            101  S-Oil Corp. (d)..............................            8,692
          1,108  Samsung Card Co. (d).........................           39,199
             50  Samsung Electronics Co., Ltd. (d)............           34,823
            295  Samsung Engineering Co., Ltd. (d)............           56,808
            191  Samsung Fire & Marine Insurance Co., Ltd. (d)           34,550
            772  Samsung Heavy Industries Co., Ltd. (d).......           17,625
            374  SK Holdings Co., Ltd. (d)....................           41,311
          2,982  SK Telecom Co., Ltd., ADR ...................           41,957
                                                                ----------------
                                                                      1,145,806
                                                                ----------------

                 SPAIN - 3.0%
          2,120  Abengoa S.A. (d).............................           44,934
          1,136  Corp Financiera Alba (d).....................           48,137
          1,793  Ebro Foods S.A. (d)..........................           30,625
          3,359  Ferrovial S.A. (d)...........................           38,287
            774  Gas Natural SDG S.A. (d).....................           13,161
         11,181  Mapfre S.A. (d)..............................           34,521
            778  Obrascon Huarte Lain S.A. (d)................           19,103
          2,050  Repsol YPF S.A. (d)..........................           54,112
                                                                ----------------
                                                                        282,880
                                                                ----------------

                 SWEDEN - 2.0%
            652  Boliden AB (d)...............................            6,703
          3,953  Industrivarden AB (d)........................           41,380
          2,895  Investor AB (d)..............................           50,932
          3,015  Kinnevik Investment AB (d)...................           55,774
          1,471  NCC AB (d)...................................           23,934
            608  Tele2 AB (d).................................           11,010
                                                                ----------------
                                                                        189,733
                                                                ----------------

                 SWITZERLAND - 0.5%
             25  Georg Fischer AG (c) (d).....................            8,668
            489  Nestle S.A. (d)..............................           26,919

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (b) - (Continued)

                 SWITZERLAND - (Continued)
          1,822  OC Oerlikon Corp AG (c) (d)..................   $       10,329
                                                                ----------------
                                                                         45,916
                                                                ----------------

                 UNITED KINGDOM - 8.4%
         16,157  Afren PLC (c) (d)............................           20,267
          4,577  ARM Holdings PLC (d).........................           39,137
          2,552  Balfour Beatty PLC (d).......................           10,094
          1,686  Berkeley Group Holdings PLC (c) (d)..........           31,045
          7,939  British Land Co., PLC (d)....................           58,472
          9,163  Capital Shopping Centres Group PLC (d).......           46,458
          3,817  Cookson Group PLC (d)........................           25,462
          2,670  Derwent London PLC (d).......................           59,501
          4,425  Drax Group PLC (d)...........................           32,901
          9,816  Hammerson PLC (d)............................           57,462
         18,173  Home Retail Group PLC (d)....................           31,578
          7,849  J Sainsbury PLC (d)..........................           33,418
          2,141  John Wood Group PLC (d)......................           17,555
          5,980  Land Securities Group PLC (d)................           59,427
         38,078  Legal & General Group PLC (d)................           56,865
          4,390  Mondi PLC (d)................................           32,081
          1,553  Royal Dutch Shell PLC (d)....................           48,316
            644  Spectris PLC (d).............................           11,655
         13,114  St. James's Place PLC (d)....................           62,885
         19,882  Vodafone Group PLC (d).......................           51,237
                                                                ----------------
                                                                        785,816
                                                                ----------------

                 UNITED STATES - 0.7%
          1,268  Lululemon Athletica, Inc. (c)................           61,655
                                                                ----------------
                 TOTAL INVESTMENTS - 99.6% ...................        9,310,497
                 (Cost $12,450,435) (e)

                 NET OTHER ASSETS AND LIABILITIES - 0.4% .....           40,154
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     9,350,651
                                                                ================

--------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $164,401 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,304,339.

ADR   American Depositary Receipt

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks:
    Australia.................................  $       344,327  $            --  $       344,327  $            --
    Austria...................................           49,352               --           49,352               --
    Belgium...................................          144,076               --          144,076               --
    Bermuda...................................          263,021               --          263,021               --
    Canada....................................          720,586          720,586               --               --
    Cayman Islands............................          241,075           76,884          164,191               --
    Denmark...................................           45,474               --           45,474               --
    Finland...................................           87,179               --           87,179               --
    France....................................          549,453               --          549,453               --
    Gabon.....................................           21,007               --           21,007               --
    Germany...................................          393,249               --          393,249               --
    Greece....................................           57,211               --           57,211               --
    Guernsey..................................           34,081               --           34,081               --
    Hong Kong.................................          735,581               --          735,581               --
    Ireland...................................           37,681               --           37,681               --
    Italy.....................................          149,398               --          149,398               --
    Japan.....................................        2,169,239               --        2,169,239               --
    Jersey....................................           16,452               --           16,452               --
    Luxembourg................................           14,546               --           14,546               --
    Mauritius.................................           59,335               --           59,335               --
    Netherlands...............................          166,980           15,193          151,787               --
    Norway....................................           94,265               --           94,265               --
    Portugal..................................          109,386               --          109,386               --
    Singapore.................................          295,737               --          295,737               --
    South Korea...............................        1,145,806           41,957        1,103,849               --
    Spain.....................................          282,880               --          282,880               --
    Sweden....................................          189,733               --          189,733               --
    Switzerland...............................           45,916               --           45,916               --
    United Kingdom............................          785,816               --          785,816               --
    United States.............................           61,655           61,655               --               --
                                                ---------------  ---------------  ---------------  ---------------
TOTAL COMMON STOCKS...........................  $     9,310,497  $       916,275  $     8,394,222  $            --
                                                ===============  ===============  ===============  ===============


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

    Oil, Gas & Consumable Fuels                                             7.9%
    Chemicals                                                               7.3
    Real Estate Management & Development                                    7.2
    Real Estate Investment Trusts (REITs)                                   6.9



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS (Continued):

    Metals & Mining                                                         6.0%
    Insurance                                                               4.8
    Auto Components                                                         3.7
    Machinery                                                               3.5
    Automobiles                                                             3.2
    Hotels, Restaurants & Leisure                                           3.2
    Diversified Financial Services                                          2.8
    Wireless Telecommunication Services                                     2.6
    Industrial Conglomerates                                                2.6
    Paper & Forest Products                                                 2.5
    Food Products                                                           2.5
    Diversified Telecommunication Services                                  2.5
    Construction & Engineering                                              2.4
    Electric Utilities                                                      2.3
    Semiconductors & Semiconductor Equipment                                2.2
    Trading Companies & Distributors                                        1.9
    Electronic Equipment, Instruments & Components                          1.7
    Food & Staples Retailing                                                1.5
    Marine                                                                  1.4
    Energy Equipment & Services                                             1.4
    Electrical Equipment                                                    1.3
    Specialty Retail                                                        1.3
    Airlines                                                                1.2
    Building Products                                                       1.1
    Media                                                                   0.9
    Construction Materials                                                  0.7
    Household Durables                                                      0.7
    Textiles, Apparel & Luxury Goods                                        0.7
    Multi-Utilities                                                         0.6
    Health Care Technology                                                  0.6
    Commercial Banks                                                        0.6
    Leisure Equipment & Products                                            0.6
    Aerospace & Defense                                                     0.6
    Consumer Finance                                                        0.4
    IT Services                                                             0.4
    Transportation Infrastructure                                           0.4
    Communications Equipment                                                0.4
    Gas Utilities                                                           0.4
    Road & Rail                                                             0.4
    Containers & Packaging                                                  0.4
    Independent Power Producers & Energy Traders                            0.4
    Internet & Catalog Retail                                               0.3
    Air Freight & Logistics                                                 0.3
    Tobacco                                                                 0.2
    Capital Markets                                                         0.2
    Commercial Services & Supplies                                          0.2
    Pharmaceuticals                                                         0.1



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS: (Continued)

    Distributors                                                            0.1%
    Thrifts & Mortgage Finance                                              0.1
    Net Other Assets and Liabilities                                        0.4
                                                                          ------
                                                                          100.0%
                                                                          ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (b) - 99.7%

                 BERMUDA - 2.0%
         94,048  Haier Electronics Group Co., Ltd. (c) (d)....  $        65,126
         92,024  Sateri Holdings Ltd. (c) (d).................           25,058
        215,946  Sihuan Pharmaceutical Holdings Group Ltd. (d)           79,036
                                                                ----------------
                                                                        169,220
                                                                ----------------

                 BRAZIL - 11.7%
          8,960  Amil Participacoes S.A. .....................           79,819
          2,130  Banco do Estado do Rio Grande do Sul S.A. ...           18,125
          5,577  BRF - Brasil Foods S.A. .....................           95,449
          4,782  CETIP S.A. - Balcao Organizado Ativos
                    Derivativos ..............................           59,767
          3,658  Cia de Saneamento Basico do Estado de Sao
                    Paulo ....................................           85,018
          1,433  Cia Hering ..................................           23,939
          5,227  Eletrobras S.A. .............................           45,035
          5,954  Eletropaulo Metropolitana Eletricidade de
                    Sao Paulo S.A. ...........................           90,121
          1,624  Fibria Celulose S.A. ........................           12,351
          6,485  Klabin S.A. .................................           17,935
          2,152  MPX Energia S.A. (c).........................           40,779
          3,222  Odontoprev S.A. .............................           47,621
          4,523  Petroleo Brasileiro S.A. ....................           45,946
          4,672  Porto Seguro S.A. ...........................           43,484
          3,247  Santos Brasil Participacoes S.A. ............           41,445
          8,569  Suzano Papel e Celulose S.A. ................           38,100
          4,382  Telecomunicacoes de Sao Paulo S.A. (c).......          116,061
            772  Telemar Norte Leste S.A. ....................           15,890
          2,167  Usinas Siderurgicas de Minas Gerais S.A. ....           12,124
          2,721  Vale S.A. ...................................           56,772
                                                                ----------------
                                                                        985,781
                                                                ----------------

                 CAYMAN ISLANDS - 9.5%
         51,272  Agile Property Holdings Ltd. (d).............           33,002
            575  Baidu, Inc., ADR (c) ........................           61,473
        112,936  China Shanshui Cement Group Ltd. (d).........           76,587
        280,666  China Zhongwang Holdings Ltd. (d)............           94,860
        181,664  Country Garden Holdings Co. (d)..............           50,675
         48,048  Evergrande Real Estate Group Ltd. (d)........           14,805
        480,442  Glorious Property Holdings Ltd. (c) (d)......           64,371
         15,268  Kingboard Chemical Holdings Ltd. (d).........           41,126
        126,604  Kingboard Laminates Holdings Ltd. (d)........           52,115
         31,196  Longfor Properties Co., Ltd. (d).............           31,086
        188,048  Lonking Holdings Ltd. (d)....................           61,162
            534  NetEase.com, ADR (c) ........................           20,377
        567,450  Renhe Commercial Holdings Co., Ltd. (d)......           59,741
         55,816  Shimao Property Holdings Ltd. (d)............           41,642
        153,936  Soho China Ltd. (d)..........................           97,187
                                                                ----------------
                                                                        800,209
                                                                ----------------

                 CHILE - 1.2%
          3,242  ENTEL Chile S.A. ............................           62,202

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (b) - (Continued)

                 CHILE - (Continued)
        160,271  Sociedad Matriz Banco de Chile ..............  $        39,676
                                                                ----------------
                                                                        101,878
                                                                ----------------

                 CHINA - 9.7%
         37,704  Angang Steel Co. Ltd. (d)....................           19,786
         19,124  Anhui Conch Cement Co., Ltd. (d).............           51,943
         32,212  BBMG Corp. (d)...............................           23,758
         72,528  China National Building Material Co., Ltd.
                    (d).......................................           61,121
         88,296  China National Materials Co., Ltd. (d).......           31,968
        105,256  China Petroleum & Chemical Corp. (d).........          101,224
         60,192  China Southern Airlines Co., Ltd. (c) (d)....           27,808
         71,508  Great Wall Motor Co., Ltd. (d)...............           81,255
        208,762  Guangshen Railway Co., Ltd. (d)..............           62,770
         44,256  Huaneng Power International, Inc. (d)........           18,504
         32,040  Jiangxi Copper Co., Ltd. (d).................           55,274
         70,368  PetroChina Co., Ltd., Class H (d)............           85,059
        281,066  Sinopec Shanghai Petrochemical Co., Ltd. (d)            99,264
          8,520  Weichai Power Co., Ltd. (d)..................           38,817
          7,112  Yanzhou Coal Mining Co., Ltd. (d)............           15,204
         23,636  Zhaojin Mining Industry Co., Ltd. (d)........           39,196
                                                                ----------------
                                                                        812,951
                                                                ----------------

                 CYPRUS - 0.9%
          5,748  Globaltrans Investment PLC, GDR (d)..........           78,104
                                                                ----------------

                 CZECH REPUBLIC - 1.1%
          4,516  Telefonica Czech Republic AS ................           96,080
                                                                ----------------

                 EGYPT - 2.5%
        181,009  Orascom Telecom Holding SAE (c) (d)..........          100,138
         45,619  Telecom Egypt (d)............................          111,930
                                                                ----------------
                                                                        212,068
                                                                ----------------

                 HONG KONG - 3.7%
         59,728  China Everbright Ltd. (d)....................           64,074
          8,432  China Mobile Ltd. (d)........................           82,478
         28,968  Citic Pacific Ltd. (d).......................           40,787
         20,544  CNOOC Ltd. (d)...............................           32,931
         53,232  Guangdong Investment Ltd. (d)................           32,948
        164,000  Minmetals Resources Ltd. (c) (d).............           61,311
                                                                ----------------
                                                                        314,529
                                                                ----------------

                 HUNGARY - 2.0%
         33,536  Magyar Telekom Telecommunications PLC (d)....           74,660
            619  MOL Hungarian Oil and Gas PLC (c) (d)........           41,814
            381  Richter Gedeon Nyrt (d)......................           52,030
                                                                ----------------
                                                                        168,504
                                                                ----------------

                 INDONESIA - 0.4%
        137,369  PT Bumi Resources Tbk (d)....................           29,942
                                                                ----------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (b) - (Continued)

                 MALAYSIA - 3.6%
         89,300  AirAsia Bhd (d)..............................  $        83,823
         24,300  Petronas Dagangan Bhd (d)....................          121,182
          9,400  PPB Group Bhd (d)............................           48,777
         38,100  SP Setia Bhd (d).............................           46,345
                                                                ----------------
                                                                        300,127
                                                                ----------------

                 MEXICO - 3.2%
         10,153  Alfa SAB de C.V. ............................          104,318
         12,250  Arca Continental SAB de C.V. ................           50,699
         18,018  Fomento Economico Mexicano SAB de C.V. ......          116,922
                                                                ----------------
                                                                        271,939
                                                                ----------------

                 PHILIPPINES - 4.9%
        139,500  Aboitiz Equity Ventures, Inc. (d)............          120,525
         38,200  Aboitiz Power Corp. (d)......................           24,701
        122,800  DMCI Holdings, Inc. (d)......................           96,472
         13,340  Manila Electric Co. (d)......................           71,008
         79,900  Petron Corp. (d).............................           27,787
         28,440  San Miguel Corp. (d).........................           75,067
                                                                ----------------
                                                                        415,560
                                                                ----------------

                 POLAND - 4.2%
        135,850  Boryszew S.A. (c) (d)........................           17,718
          3,524  Enea S.A. (d)................................           16,939
          1,666  KGHM Polska Miedz S.A. (d)...................           65,318
          6,553  PGE S.A. (d).................................           38,278
          7,126  Polski Koncern Naftowy Orlen S.A. (c) (d)....           77,731
         79,825  Polskie Gornictwo Naftowe i Gazownictwo
                    S.A. (d)..................................           97,354
         23,897  Tauron Polska Energia S.A. (d)...............           36,586
                                                                ----------------
                                                                        349,924
                                                                ----------------

                 RUSSIA - 4.4%
         16,333  Gazprom OAO .................................           79,205
        154,730  IDGC Holding JSC (c).........................           10,653
          1,840  Lukoil OAO ..................................           93,612
            855  Mechel, ADR .................................            8,713
            100  MMC Norilsk Nickel OJSC (d)..................           21,424
          1,239  Mobile Telesystems OJSC .....................           15,240
          1,979  NovaTek OAO .................................           22,470
         16,339  Tatneft .....................................           68,089
    157,474,644  TGK-1 OAO ...................................           53,542
                                                                ----------------
                                                                        372,948
                                                                ----------------

                 SOUTH AFRICA - 4.4%
          2,475  Assore Ltd. (d)..............................           60,243
          7,173  Barloworld Ltd. (d)..........................           53,469
          4,667  Discovery Holdings Ltd. (d)..................           22,833
            747  Kumba Iron Ore Ltd. (d)......................           39,226
         95,262  Redefine Properties Ltd. (d).................           94,248

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (b) - (Continued)

                 SOUTH AFRICA - (CONTINUED)
         31,896  RMB Holdings Ltd. (d)........................  $        99,690
                                                                ----------------
                                                                        369,709
                                                                ----------------

                 TAIWAN - 20.0%
         27,331  Advanced Semiconductor Engineering, Inc. (d)            23,311
          7,450  Asustek Computer, Inc. (d)...................           55,538
         30,320  AU Optronics Corp. (d).......................           12,072
         15,536  Catcher Technology Co., Ltd. (d).............           88,979
         51,546  Chimei Innolux Corp. (c) (d).................           20,531
         91,688  China Airlines Ltd. (d)......................           44,941
        114,121  China Petrochemical Development Corp. (d)....          121,983
         46,425  China Steel Corp. (d)........................           45,143
         33,904  Chunghwa Telecom Co., Ltd. (d)...............          112,324
        133,058  Compal Electronics, Inc. (d).................          121,033
        110,247  Eva Airways Corp. (d)........................           72,222
        138,899  Evergreen Marine Corp Taiwan Ltd. (d)........           70,090
         17,660  Far EasTone Telecommunications Co., Ltd. (d).           26,119
         34,846  Formosa Chemicals & Fibre Corp. (d)..........           89,571
          7,508  Formosa Plastics Corp. (d)...................           19,799
          3,547  HTC Corp. (d)................................           77,907
            976  Largan Precision Co., Ltd. (d)...............           22,546
         45,925  LCY Chemical Corp. (d).......................           67,129
         43,146  Lite-On Technology Corp. (d).................           39,095
        199,246  Macronix International (d)...................           70,081
         27,072  Nan Ya Plastics Corp. (d)....................           58,150
         46,600  Pegatron Corp. (c) (d).......................           42,838
         37,181  Powertech Technology, Inc. (d)...............           79,086
         63,426  Siliconware Precision Industries Co. (d).....           61,350
         11,006  Taiwan Semiconductor Manufacturing Co., Ltd.
                    (d).......................................           24,780
         31,138  Unimicron Technology Corp. (d)...............           43,566
        253,941  United Microelectronics Corp. (d)............           93,676
         51,721  Wintek Corp. (d).............................           39,921
         34,953  Wistron Corp. (d)............................           39,239
                                                                ----------------
                                                                      1,683,020
                                                                ----------------

                 THAILAND - 4.3%
         42,400  PTT Aromatics & Refining PCL (d).............           33,442
          6,800  PTT PCL (d)..................................           56,685
         83,200  Thai Airways International PCL (d)...........           53,350
         38,200  Thai Oil PCL (d).............................           62,156
         50,200  Total Access Communication PCL (d)...........          118,334
         16,400  Total Access Communication PCL - Foreign (d)            38,910
                                                                ----------------
                                                                        362,877
                                                                ----------------

                 TURKEY - 5.8%
         17,141  Arcelik A/S (d)..............................           67,189
          9,854  Eregli Demir ve Celik Fabrikalari TAS (d)....           17,121
         11,063  Ford Otomotiv Sanayi A/S (d).................           77,071
         18,714  Tofas Turk Otomobil Fabrikasi A/S (d)........           66,387

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (b) - (Continued)

                 TURKEY - (Continued)
          4,493  Tupras Turkiye Petrol Rafinerileri A/S (d)...  $        92,122
          8,927  Turkcell Iletisim Hizmetleri A/S (c) (d).....           40,510
         66,610  Turkiye Sise ve Cam Fabrikalari A/S (d)......          127,038
                                                                ----------------
                                                                        487,438
                                                                ----------------

                 UNITED STATES - 0.2%
            296  Sohu.com, Inc. (c)...........................           14,267
                                                                ----------------
                 TOTAL INVESTMENTS - 99.7% ...................        8,397,075
                 (Cost $11,490,445) (e)

                 NET OTHER ASSETS AND LIABILITIES - 0.3% .....           29,350
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     8,426,425
                                                                ================

--------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $41,339 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,134,709.

ADR   American Depositary Receipt

GDR   Global Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks:
    Bermuda...................................  $       169,220  $            --  $       169,220  $            --
    Brazil....................................          985,781          985,781               --               --
    Cayman Islands............................          800,209           81,850          718,359               --
    Chile.....................................          101,878          101,878               --               --
    China.....................................          812,951               --          812,951               --
    Cyprus....................................           78,104               --           78,104               --
    Czech Republic............................           96,080           96,080               --               --
    Egypt.....................................          212,068               --          212,068               --
    Hong Kong.................................          314,529               --          314,529               --
    Hungary...................................          168,504               --          168,504               --
    Indonesia.................................           29,942               --           29,942               --
    Malaysia..................................          300,127               --          300,127               --
    Mexico....................................          271,939          271,939               --               --
    Philippines...............................          415,560               --          415,560               --
    Poland....................................          349,924               --          349,924               --
    Russia....................................          372,948          351,524           21,424               --
    South Africa..............................          369,709               --          369,709               --
    Taiwan....................................        1,683,020               --        1,683,020               --
    Thailand..................................          362,877               --          362,877               --
    Turkey....................................          487,438               --          487,438               --
    United States.............................           14,267           14,267               --               --
                                                ---------------  ---------------  ---------------  ---------------
TOTAL COMMON STOCKS.............................$     8,397,075  $     1,903,319  $     6,493,756  $            --
                                                ===============  ===============  ===============  ===============





INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

    Oil, Gas & Consumable Fuels                                            14.1%
    Metals & Mining                                                         7.1
    Real Estate Management & Development                                    6.3
    Diversified Telecommunication Services                                  6.3
    Chemicals                                                               5.9
    Wireless Telecommunication Services                                     5.7
    Computers & Peripherals                                                 4.6
    Electric Utilities                                                      4.3
    Industrial Conglomerates                                                4.3
    Semiconductors & Semiconductor Equipment                                4.2
    Airlines                                                                3.3
    Household Durables                                                      3.1
    Beverages                                                               2.9



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS: (Continued)

    Electronic Equipment, Instruments & Components                          2.8%
    Automobiles                                                             2.7
    Construction Materials                                                  2.5
    Diversified Financial Services                                          1.9
    Food Products                                                           1.7
    Road & Rail                                                             1.7
    Machinery                                                               1.6
    Pharmaceuticals                                                         1.6
    Health Care Providers & Services                                        1.5
    Water Utilities                                                         1.4
    Internet Software & Services                                            1.1
    Independent Power Producers & Energy Traders                            1.0
    Communications Equipment                                                0.9
    Marine                                                                  0.8
    Insurance                                                               0.8
    Capital Markets                                                         0.7
    Commercial Banks                                                        0.7
    Trading Companies & Distributors                                        0.6
    Paper & Forest Products                                                 0.6
    Transportation Infrastructure                                           0.5
    Specialty Retail                                                        0.3
    Containers & Packaging                                                  0.2
    Net Other Assets and Liabilities                                        0.3
                                                                          ------
                                                                          100.0%
                                                                          ======

                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2011 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine exchanged-traded funds (each a "Fund" and collectively, the "Funds"):

    First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund - (NYSE Arca, Inc.
        ticker "FPA")
    First Trust Europe AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FEP")
    First Trust Latin America AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FLN") First Trust Brazil AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FBZ")
    First Trust China AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FCA")
    First Trust Japan AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FJP")
    First Trust South Korea AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FKO") First Trust Developed Markets Ex-US AlphaDEX(R) Fund - (NYSE Arca, Inc.
        ticker "FDT")
    First Trust Emerging Markets AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker
        "FEM")

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Each Fund's securities will be valued as follows:

    Portfolio securities listed on any exchange other than the NASDAQ(R) Stock Market, Inc. ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

    Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day.

    Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

    Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2011 (UNAUDITED)


The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar securities in active markets.

            o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of September 30, 2011, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until after the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund's characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

ADDITIONAL INFORMATION

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                         SEPTEMBER 30, 2011 (UNAUDITED)

                             LICENSING INFORMATION

Each equity index that each of the Funds seeks to track (collectively, the "Indices") is compiled by Standard & Poor's Financial Services LLC ("S&P"). S&P is not affiliated with the Funds, First Trust Portfolios L.P. ("FTP"), or First Trust Advisors L.P. ("First Trust"). The Funds are entitled to use each S&P equity index pursuant to sublicensing arrangements by and among each applicable Fund, S&P, First Trust and FTP, which in turn has a licensing agreement with S&P.

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

"AlphaDEX(R)" is a registered trademark of FTP. The Funds and First Trust on behalf of the Funds have been granted the right by FTP to use the name "AlphaDEX(R)" for certain purposes.

FTP has licensed to S&P, free of charge, the right to use certain intellectual property owned by FTP, including the AlphaDEX(R) trademark and the AlphaDEX(R) stock selection method, in connection with the S&P's creation of the Defined Index Series. A patent application with respect to the AlphaDEX(R) stock selection method is pending at the United States Patent and Trademark Office.

Notwithstanding such license, S&P is solely responsible for the creation, compilation and administration of the Defined Index Series and has the exclusive right to determine the stocks included in the Indices and the Indices' methodologies. S&P freely exercises discretion in using the AlphaDEX(R) methodology to select individual stocks for the Index.

The AlphaDEX(R) Funds are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the AlphaDEX(R) Funds or any member of the public regarding the advisability of investing in securities generally or in the AlphaDEX(R) Funds particularly or the ability of the Defined Index Series to track general stock market performance or a segment of the same. S&P's publication of the Defined Index Series in no way suggests or implies an opinion by S&P as to the advisability of investment in any or all of the securities upon which the Defined Index Series is based. S&P's only relationship to FTP is the licensing of certain trademarks and trade names of S&P and of the Defined Index Series, which is determined, composed and calculated by S&P without regard to FTP or the AlphaDEX(R) Funds. S&P is not responsible for and has not reviewed the AlphaDEX(R) Funds nor any associated literature or publications and S&P makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. S&P reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Defined Index Series. S&P has no obligation or liability in connection with the administration, marketing or trading of the AlphaDEX(R) Funds.

S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS DO NOT GUARANTEE THE ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN AND S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, DELAYS OR INTERRUPTIONS THEREIN. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FTP, INVESTORS, OWNERS OF THE ALPHADEX(R) FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust Exchange-Traded AlphaDEX(R) Fund II
            ---------------------------------------------------

By:  /s/ James A. Bowen
     ---------------------------
        James A. Bowen,
        Chairman of the Board, President and Chief Executive Officer (principal executive officer)

Date: November 21, 2011
      -------------------

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ James A. Bowen
     ---------------------------
        James A. Bowen,
        Chairman of the Board, President and Chief Executive Officer (principal executive officer)

Date: November 21, 2011
      -------------------


By:  /s/ Mark R. Bradley
     ---------------------------
        Mark R. Bradley,
        Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date: November 21, 2011
      -------------------